Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (9.0%)
ABS Auto (4.3%):
ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29, Callable 8/20/26 @ 100(a) ..... $ 30 $ 31
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-A, Class D, 6.32%, 5/17/32, Callable 1/15/28 @ 100(a) ............... 1,433 1,453
Series 2024-A, Class E, 7.92%, 5/17/32, Callable 1/15/28 @ 100(a) ............... 497 507
Series 2024-B, Class E, 6.68%, 9/15/32, Callable 6/15/28 @ 100(a) ............... 2,041 2,052
American Credit Acceptance Receivables Trust .................................
Series 2023-4, Class E, 9.79%, 8/12/31, Callable 6/12/27 @ 100(a) ............... 9,190 9,657
Series 2024-3, Class D, 6.04%, 7/12/30, Callable 2/12/28 @ 100(a) ............... 2,330 2,366
Series 2025-2, Class D, 5.50%, 8/12/31, Callable 9/12/28 @ 100(a) ............... 6,720 6,780
Series 2025-4, Class D, 5.25%, 9/12/31, Callable 11/12/28 @ 100(a) .............. 3,100 3,107
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A, Class C, 6.24%, 4/20/27(a) ................................ 610 610
Series 2024-1A, Class B, 5.85%, 6/20/30, Callable 6/20/29 @ 100(a) .............. 2,660 2,721
Series 2024-1A, Class C, 6.48%, 6/20/30, Callable 6/20/29 @ 100(a) .............. 1,000 1,026
Drive Auto Receivables Trust ..............................................
Series 2024-2, Class D, 4.94%, 5/17/32, Callable 4/15/28 @ 100 ................. 8,720 8,741
Series 2025-1, Class D, 5.41%, 9/15/32, Callable 12/15/28 @ 100 ................ 15,770 15,847
Exeter Automobile Receivables Trust .........................................
Series 2023-5A, Class D, 7.13%, 2/15/30, Callable 9/15/28 @ 100 ................ 11,290 11,576
Series 2024-3A, Class D, 5.98%, 9/16/30, Callable 3/15/29 @ 100 ................ 7,480 7,648
Series 2024-4A, Class D, 5.81%, 12/16/30, Callable 5/15/29 @ 100 ............... 25,070 25,573
Series 2024-5A, Class D, 5.06%, 2/18/31, Callable 3/15/29 @ 100 ................ 6,500 6,501
Series 2025-3A, Class D, 5.57%, 10/15/31, Callable 9/15/29 @ 100 ............... 15,080 15,182
GLS Auto Receivables Issuer Trust ..........................................
Series 2023-4A, Class D, 7.18%, 8/15/29, Callable 6/15/28 @ 100(a) .............. 4,662 4,796
Series 2024-2A, Class D, 6.19%, 2/15/30, Callable 12/15/28 @ 100(a) ............. 5,210 5,322
Series 2024-3A, Class D, 5.53%, 2/18/31, Callable 1/15/29 @ 100(a) .............. 16,850 17,056
Series 2024-4A, Class D, 5.28%, 10/15/31, Callable 3/15/29 @ 100(a) ............. 2,068 2,069
Series 2025-2A, Class D, 5.59%, 1/15/31, Callable 8/15/29 @ 100(a) .............. 2,730 2,769
Hertz Vehicle Financing III LLC ............................................
Series 2024-1A, Class C, 6.70%, 1/25/29, Callable 1/25/28 @ 100(a) .............. 3,150 3,197
Series 2024-2A, Class C, 6.70%, 1/27/31, Callable 1/25/30 @ 100(a) .............. 4,585 4,698
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class C, 6.82%
(SOFR30A+315bps), 5/20/32, Callable 11/20/27 @ 100(a)(b) ................... 698 704
Merchants Fleet Funding LLC ..............................................
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 2/20/27 @ 100(a) .............. 7,560 7,629
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 2/20/27 @ 100(a) .............. 5,270 5,335
Series 2025-1A, Class A, 4.49%, 1/20/39, Callable 6/20/29 @ 100(a) .............. 4,490 4,497
Prestige Auto Receivables Trust ............................................
Series 2024-2A, Class D, 5.15%, 7/15/30, Callable 11/15/28 @ 100(a) ............. 4,850 4,812
Series 2025-1A, Class D, 6.02%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 4,400 4,389
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.76%, 6/15/32, Callable
9/15/28 @ 100(a) ................................................... 2,260 2,295
Santander Drive Auto Receivables Trust .......................................
Series 2024-2, Class D, 6.28%, 8/15/31, Callable 4/15/28 @ 100 ................. 5,080 5,224
Series 2024-4, Class D, 5.32%, 12/15/31, Callable 4/15/28 @ 100 ................ 12,410 12,515
Tricolor Auto Securitization Trust ...........................................
Series 2024-2A, Class C, 6.93%, 4/17/28, Callable 4/17/28 @ 100(a)(c) ............ 3,330 2,031
Series 2024-3A, Class C, 5.73%, 12/15/28, Callable 10/15/27 @ 100(a)(c) .......... 1,870 710
Veros Auto Receivables Trust, Series 2026-1, Class A, 4.53%, 8/15/28(a) ............... 2,610 2,610
VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30, Callable 10/15/28 @
100(a) ........................................................... 2,670 2,890
Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30, Callable
1/15/28 @ 100(a) ................................................... 8,730 8,904
225,830
ABS Card (0.3%):
Continental Finance Credit Card ABS Master Trust ...............................
Series 2022-A, Class A, 6.19%, 10/15/30(a) ................................ 1,824 1,826
Series 2024-A, Class A, 5.78%, 12/15/32(a) ................................ 1,890 1,897
Mission Lane Credit Card Master Trust .......................................
Series 2024-B, Class A, 5.88%, 1/15/30(a) ................................. 8,010 8,023

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-B, Class B, 6.32%, 1/15/30(a) ................................. $ 5,200 $ 5,216
16,962
ABS Home (0.5%):
GS Mortgage-Backed Securities Trust, Series 2025-CES1, Class A1A, 5.57%, 5/25/55,
Callable 3/25/28 @ 100(a)(d) .......................................... 5,626 5,641
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.31%, 3/25/54,
Callable 11/25/29 @ 100(a)(d) ......................................... 5,779 5,842
Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.13%, 2/25/64, Callable 2/25/27
@ 100(a)(d) ....................................................... 5,788 5,811
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27
@ 100(a)(d) ....................................................... 5,846 5,907
23,201
ABS Other (3.9%):
321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 4.02% (TSFR1M+34bps),
11/15/40, Callable 4/15/26 @ 100(a)(b) ................................... 87 86
321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46, Callable
10/15/26 @ 100(a) .................................................. 500 509
Accelerated Assets LLC ..................................................
Series 2021-1H, Class C, 2.35%, 10/20/40, Callable 5/15/28 @ 100(a) ............. 739 693
Series 2024-HE2, Class A, 5.35%, 10/25/39, Callable 2/25/30 @ 100(a) ............ 4,299 4,306
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 3,500 3,574
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, 1/21/31,
Callable 1/20/28 @ 100(a) ............................................ 1,110 1,126
Aqua Finance Trust .....................................................
Series 2019-A, Class C, 4.01%, 7/16/40, Callable 5/15/26 @ 100(a) ............... 2,027 1,984
Series 2020-AA, Class C, 3.97%, 7/17/46, Callable 6/17/26 @ 100(a) ............. 1,351 1,305
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, 2.44%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... 5,918 5,610
Cascade MH Asset Trust ..................................................
Series 2019-MH1, Class A, 4.00%, 11/25/44, Callable 4/25/26 @ 100(a)(d) ......... 3,903 3,750
Series 2021-MH1, Class M1, 2.99%, 2/25/46, Callable 4/25/38 @ 100(a) ........... 3,773 2,999
Series 2021-MH1, Class M2, 3.69%, 2/25/46, Callable 4/25/38 @ 100(a) ........... 1,906 1,533
CFMT LLC ...........................................................
Series 2022-HB9, Class M3, 3.25%, 9/25/37, Callable 9/25/27 @ 100(a)(d) ......... 3,745 3,587
Series 2024-HB13, Class A, 3.00%, 5/25/34, Callable 12/25/26 @ 100(a)(d) ......... 2,709 2,680
Series 2024-HB13, Class M2, 3.00%, 5/25/34, Callable 12/25/26 @ 100(a)(d) ....... 3,530 3,433
Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 4.44% (TSFR1M+76bps),
9/25/42, Callable 4/25/26 @ 100(a)(b) .................................... 59 58
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31, Callable
4/20/29 @ 100(a) ................................................... 4,077 4,125
DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54, Callable 1/25/27 @ 100(a) .... 2,630 2,589
Dell Equipment Finance Trust ..............................................
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 11/22/26 @ 100(a) .............. 2,100 2,119
Series 2024-2, Class D, 5.29%, 2/24/31, Callable 6/22/27 @ 100(a) ............... 2,125 2,136
FIGRE Trust ..........................................................
Series 2024-HE3, Class A, 5.94%, 7/25/54, Callable 7/25/29 @ 100(a)(d) ........... 9,580 9,710
Series 2024-HE6, Class A, 5.72%, 12/25/54, Callable 2/25/30 @ 100(a)(d) .......... 17,238 17,332
Series 2025-HE1, Class A, 5.83%, 1/25/55, Callable 3/25/30 @ 100(a)(d) ........... 9,385 9,444
Series 2025-HE2, Class A, 5.78%, 3/25/55, Callable 10/25/30 @ 100(a)(d) .......... 3,267 3,288
Series 2025-HE5, Class A, 5.29%, 8/25/55, Callable 1/25/31 @ 100(a)(d) ........... 15,329 15,287
Series 2025-HE8, Class A, 5.21%, 11/25/55, Callable 7/25/28 @ 100(a)(d) .......... 3,981 3,956
Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41, Callable 4/15/28 @
100(a) ........................................................... 1,059 1,010
Granite Park Equipment Leasing LLC, Series 2023-1A, Class D, 7.00%, 8/22/33, Callable
4/20/27 @ 100(a) ................................................... 1,640 1,653
GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.85%, 11/25/67, Callable
3/25/28 @ 100(a)(d) ................................................. 6,729 6,766
Home Partners of America Trust ............................................
Series 2019-1, Class D, 3.41%, 9/17/39, Callable 4/17/26 @ 100(a)(e) ............. 2,858 2,787
Series 2019-2, Class E, 3.32%, 10/19/39, Callable 4/17/26 @ 100(a)(e) ............ 4,218 4,095

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 12/20/27 @
100(a) ........................................................... $ 2,800 $ 2,836
J.G. Wentworth XLI LLC .................................................
Series 2010-3A, Class A, 3.82%, 12/15/48, Callable 4/15/26 @ 100(a) ............. 34 34
Series 2018-1A, Class A, 3.74%, 10/17/72, Callable 7/15/41 @ 100(a) ............. 2,581 2,326
Series 2019-1A, Class A, 3.82%, 8/17/71, Callable 3/15/42 @ 100(a) .............. 3,932 3,528
Libra Solutions LLC .....................................................
Series 2024-1A, Class A, 5.88%, 9/30/38(a) ................................ 6,470 6,453
Series 2025-1A, Class A, 6.36%, 8/15/39(a) ................................ 930 931
Series 2025-1A, Class B, 8.06%, 8/15/39(a) ................................ 2,820 2,816
Mosaic Solar Loan Trust ..................................................
Series 2019-2A, Class A, 2.88%, 9/20/40, Callable 3/20/31 @ 100(a) .............. 1,229 1,088
Series 2020-1A, Class A, 2.10%, 4/20/46(a) ................................ 489 431
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37, Callable 8/20/26 @ 100(a) ........ 128 127
Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62, Callable 8/20/31 @
100(a) ........................................................... 5,095 4,610
NMEF Funding LLC ....................................................
Series 2022-B, Class C, 8.54%, 6/15/29, Callable 8/15/26 @ 100(a) ............... 2,690 2,721
Series 2024-A, Class C, 6.33%, 12/15/31, Callable 3/15/28 @ 100(a) .............. 7,760 7,928
Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.18%, 6/15/32, Callable 11/15/26 @
100(a) ........................................................... 1,396 1,401
Reach ABS Trust, Series 2026-1A, Class A, 4.32%, 2/15/33, Callable 6/15/30 @ 100(a) .... 4,314 4,314
ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 6.82% (PRIME+7bps),
4/25/48, Callable 3/25/29 @ 100(a)(b) .................................... 3,947 4,006
Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33, Callable
12/15/26 @ 100(a) .................................................. 4,640 4,658
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(d) ......... 3,000 2,866
Saluda Grade Alternative Mortgage Trust ......................................
Series 2021-FIG2, Class A2, 3.50%, 10/25/51(a)(d) .......................... 7,321 6,970
Series 2022-SEQ2, Class A3, 4.50%, 2/25/52, Callable 4/25/26 @ 100(a)(d) ......... 4,125 4,027
SCF Equipment Leasing LLC ..............................................
Series 2024-1A, Class D, 6.58%, 6/21/33, Callable 2/20/30 @ 100(a) .............. 2,760 2,862
Series 2025-2A, Class D, 5.33%, 6/20/36, Callable 4/20/32 @ 100(a) .............. 3,810 3,772
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37, Callable
4/25/26 @ 100(a) ................................................... 1,925 1,813
Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39(a)(e) ........ 5,650 5,404
VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29, Callable 6/24/26 @ 100(a) ..... 3,145 3,170
204,622
Agency ABS Other (0.0%):(f)
U.S. Small Business Administration ..........................................
Series 2008-20D, Class 1, 5.37%, 4/1/28 .................................. 25 25
Series 2008-20H, Class 1, 6.02%, 8/1/28 .................................. 19 20
Series 2008-20J, Class 1, 5.63%, 10/1/28 .................................. 18 18
Series 2008-20L, Class 1, 6.22%, 12/1/28 ................................. 17 17
Series 2009-20A, Class 1, 5.72%, 1/1/29 .................................. 8 8
Series 2009-20I, Class 1, 4.20%, 9/1/29 ................................... 18 18
106
Total Asset-Backed Securities (Cost $473,157)
a
a
a
470,721
Collateralized Loan Obligations (1.3%)
Cash Flow CLO (1.3%):
Arbor Realty Collateralized Loan Obligation Ltd. ................................
Series 2025-BTR1, Class A, 5.60% (TSFR1M+193bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 1,770 1,771
Series 2025-BTR1, Class AS, 6.31% (TSFR1M+264bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 4,450 4,476
Series 2025-BTR1, Class B, 6.86% (TSFR1M+319bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 2,670 2,686
Series 2025-BTR1, Class C, 7.36% (TSFR1M+369bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 1,480 1,488

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class C, 5.97%
(SOFR30A+230bps), 1/15/37, Callable 4/15/26 @ 100(a)(b) .................... $ 7,740 $ 7,739
AREIT Ltd., Series 2022-CRE6, Class D, 6.52% (SOFR30A+285bps), 1/20/37(a)(b) ...... 4,360 4,291
BSPRT Issuer Ltd., Series 2022-FL8, Class C, 5.97% (SOFR30A+230bps), 2/15/37, Callable
4/15/26 @ 100(a)(b) ................................................. 4,980 4,976
Carlyle US CLO Ltd., Series 2019-4A, Class CR, 6.87% (TSFR3M+320bps), 4/15/35, Callable
4/15/26 @ 100(a)(b) ................................................. 2,750 2,686
Dwight Issuer LLC, Series 2025-FL1, Class A, 5.34% (TSFR1M+166bps), 6/18/42, Callable
7/18/27 @ 100(a)(b) ................................................. 12,150 12,187
First Eagle BSL CLO Ltd., Series 2019-1A, Class C, 8.28% (TSFR3M+461bps), 1/20/33,
Callable 4/20/26 @ 100(a)(b) .......................................... 1,575 1,574
FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.06% (TSFR1M+139bps), 8/19/42,
Callable 8/19/27 @ 100(a)(b)(e) ........................................ 8,840 8,836
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class D, 7.58% (TSFR3M+391bps), 1/25/32,
Callable 4/25/26 @ 100(a)(b) .......................................... 2,750 2,680
STWD Ltd., Series 2022-FL3, Class B, 5.62% (SOFR30A+195bps), 11/15/38, Callable 4/15/26
@ 100(a)(b) ....................................................... 10,345 10,345
65,735
Total Collateralized Loan Obligations (Cost $65,786)
a
a
a
65,735
Collateralized Mortgage Obligations (7.2%)
Agency CMO Floating (0.0%):(f)
La Hipotecaria El Salvadorian Mortgage Trust, Series 2014-1A, Class A1, 3.51% (PNMR-
224bps), 11/24/42, Callable 11/15/28 @ 100(a)(b) ........................... 1,250 1,219
Agency CMO IO (0.5%):
Federal Home Loan Mortgage Corporation .....................................
Series 4601, Class NI, 3.50%, 9/15/45(e) .................................. 2,329 280
Series 4791, Class IO, 3.00%, 5/15/48(e) .................................. 1,482 242
Series 4988, Class IL, 3.00%, 6/25/50(e) .................................. 3,419 628
Series 5003, Class KI, 2.50%, 8/25/50(e) .................................. 1,457 190
Series 5086, Class NI, 2.50%, 3/25/51(e) .................................. 1,589 243
Series 5135, Class MI, 2.50%, 8/25/51(e) .................................. 2,323 257
Series 5141, Class IJ, 2.50%, 4/25/51(e) ................................... 4,012 455
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 4091, Class SH, 2.76% (SOFR30A+644bps), 8/15/42(b)(e) ................ 3,545 520
Series 4999, Class QI, 4.00%, 5/25/50(e) .................................. 2,111 409
Series 5067, Class GI, 4.00%, 12/25/50(e) ................................. 2,139 445
Federal National Mortgage Association .......................................
Series 1, Class CI, 3.00%, 11/25/50(e) .................................... 9,936 1,651
Series 2019-59, Class AI, 4.00%, 10/25/39(e) ............................... 1,212 179
Series 2020-83, Class EI, 4.00%, 11/25/50(e) ............................... 1,705 353
Series 2021-44, Class NI, 3.00%, 7/25/51(e) ................................ 4,318 822
Series 437, Class C11, 3.00%, 7/25/52(e) .................................. 22,898 4,033
Series 78, Class CI, 4.50%, 11/25/51(e) ................................... 2,374 534
Government National Mortgage Association ....................................
Series 140, Class IO, 2.50%, 8/20/51(e) ................................... 9,299 919
Series 146, Class QI, 3.00%, 8/20/51(e) ................................... 2,700 436
Series 173, Class AI, 2.50%, 10/20/51(e) .................................. 30,981 3,208
Series 182, Class TI, 3.50%, 10/20/51(e) .................................. 1,244 230
Series 2019-159, Class CI, 3.50%, 12/20/49(e) .............................. 10,486 1,695
Series 2020-9, Class SA (TSFR1M+324bps), 1/20/50(b)(e)(g) ................... 8,896 134
Series 2025-120, Class IC, 4.50%, 1/20/50(e) ............................... 7,901 1,767
Series 206, Class IO, 2.50%, 10/20/51(e) .................................. 9,620 966
Series 213, Class CI, 2.50%, 7/20/50(e) ................................... 1,933 250
Series 213, Class EI, 2.50%, 1/20/49(e) ................................... 1,690 165
Series 213, Class NI, 3.00%, 12/20/51(e) .................................. 2,496 306
Series 24, Class AI, 2.50%, 8/20/51(e) .................................... 7,972 780
Series 34, Class IO, 5.00%, 12/20/39(e) ................................... 11,888 2,220
Series 42, Class KI, 2.50%, 3/20/51(e) .................................... 1,793 235
Series 70, Class IO, 4.00%, 6/20/50(e) .................................... 8,068 1,633

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 96, Class BI, 3.50%, 6/20/51(e) .................................... $ 3,205 $ 584
26,769
Agency CMO Other (0.0%):(f)
Federal National Mortgage Association, Series 2004-T2, Class 2A, 5.48%, 7/25/43, Callable
4/25/26 @ 100(d) ................................................... 94 96
Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27 .... 86 85
La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.36%, 1/15/46,
Callable 5/15/31 @ 100(a) ............................................ 855 799
980
Agency Commercial MBS (0.0%):(f)
Government National Mortgage Association, Series 2017-21, Class IO, 0.59%, 10/16/58,
Callable 5/16/43 @ 100(d)(e) .......................................... 13,916 428
Commercial MBS (3.0%):
Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 7/25/37(a)(d)(e)(g)(h) ....... 1,513 —(i)
Benchmark Mortgage Trust ................................................
Series 2018-B8, Class A4, 3.96%, 1/15/52, Callable 12/15/28 @ 100 .............. 7,340 7,260
Series 2020-IG3, Class B, 3.26%, 9/15/48, Callable 4/15/30 @ 100(a)(d) ........... 2,615 1,862
Series 2022-B34, Class AM, 3.82%, 4/15/55, Callable 4/15/32 @ 100(d) ........... 3,030 2,664
BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 5.14% (TSFR1M+146bps),
8/15/38(a)(b)(e) .................................................... 1,172 1,084
BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.84%, 3/9/44(a)(d)(e) ...... 7,615 7,032
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100(a)(e) ...... 17,400 16,428
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.96%, 6/10/51, Callable
6/10/28 @ 100 ..................................................... 4,778 4,713
COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.51% (TSFR1M+184bps), 6/15/41(a)
(b)(e) ........................................................... 11,065 11,027
Federal Home Loan Mortgage Corporation .....................................
Series 2018-KSW4, Class B, 6.23% (SOFR30A+256bps), 10/25/28(a)(b) ........... 3,245 3,227
Series 2019-K88, Class C, 4.39%, 2/25/52, Callable 4/25/29 @ 100(a)(d) ........... 4,590 4,477
Series 2019-KF64, Class B, 6.08% (SOFR30A+241bps), 6/25/26, Callable 5/25/26 @
100(a)(b) ......................................................... 4,107 4,096
Series 2019-KF66, Class B, 6.18% (SOFR30A+251bps), 7/25/29(a)(b) ............ 3,365 3,182
Series 2021-KG05, Class C, 1/25/31(a)(g) ................................. 9,000 6,011
FREMF Mortgage Trust ..................................................
Series 2017-KW03, Class B, 4.08%, 7/25/27(a)(d) ........................... 2,500 2,471
Series 2018-KSW4, Class C, 8.78% (SOFR30A+511bps), 10/25/28(a)(b) ........... 1,745 1,651
Series 2019-KJ24, Class B, 7.60%, 10/25/27(a)(d) ........................... 1,211 1,166
Series 2019-KS12, Class C, 10.68% (SOFR30A+701bps), 8/25/29(a)(b) ............ 4,913 4,838
Series 2021-KG05, Class X2A, 0.10%, 1/25/31, Callable 10/25/30 @ 100(a)(e) ...... 110,752 403
Series 2021-KG05, Class X2B, 0.10%, 1/25/31, Callable 10/25/30 @ 100(a)(e) ...... 9,000 32
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.21% (TSFR1M+154bps),
5/15/37(a)(b)(e) .................................................... 7,025 7,021
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.56%, 5/10/39(a)(d)(e) ...... 2,915 2,943
ILPT Trust, Series 2019-SURF, Class A, 4.15%, 2/11/41(a)(e) ....................... 8,216 8,035
JP Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2018-WPT, Class AFX, 4.25%, 7/5/33(a)(e) ........................... 6,150 5,865
Series 2024-OMNI, Class C, 5.80%, 10/5/39(a)(d)(e) ......................... 5,244 5,226
JPMDB Commercial Mortgage Securities Trust .................................
Series 2018-C8, Class A4, 4.21%, 6/15/51, Callable 6/15/28 @ 100 ............... 7,010 6,958
Series 2018-C8, Class XB, 0.12%, 6/15/51, Callable 3/15/28 @ 100(d)(e) .......... 45,714 136
Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.47%, 6/15/52,
Callable 6/15/29 @ 100(a) ............................................ 5,643 5,409
Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.28%, 7/11/40(a)(d)(e) ........ 6,330 5,852
ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.83%, 10/25/52, Callable
2/25/34 @ 100(a) ................................................... 30 30
Soho Trust, Series 2021-SOHO, Class A, 2.70%, 8/10/38(a)(d)(e) .................... 2,375 1,962
Velocity Commercial Capital Loan Trust ......................................
Series 2024-6, Class A, 5.81%, 12/25/54, Callable 9/25/33 @ 100(a)(d) ............ 4,735 4,741
Series 2025-1, Class A, 6.03%, 2/25/55, Callable 7/25/36 @ 100(a)(d) ............. 4,148 4,176
VRTX Trust ...........................................................
Series 2025-HQ, Class C, 5.92%, 8/5/42(a)(d)(e) ............................ 5,160 5,141
Series 2025-HQ, Class D, 6.60%, 8/5/42(a)(d)(e) ............................ 4,950 4,969

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Wells Fargo Commercial Mortgage Trust ......................................
Series 2016-LC24, Class XA, 1.75%, 10/15/49, Callable 9/15/26 @ 100(d)(e) ....... $ 20,942 $ 44
Series 2019-C51, Class A4, 3.31%, 6/15/52, Callable 6/15/29 @ 100 .............. 2,795 2,666
Series 2026-1250B, Class B, 5.14%, 3/10/41(a)(d)(e) ......................... 1,890 1,872
Series 2026-1250B, Class C, 5.59%, 3/10/41(a)(d)(e) ......................... 1,640 1,619
158,289
Private CMO Floating (0.8%):
Connecticut Avenue Securities Trust .........................................
Series 2022-R02, Class 2M2, 6.66% (SOFR30A+300bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 1,964 1,985
Series 2024-R03, Class 2M2, 5.61% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 3,230 3,235
Series 2024-R05, Class 2M2, 5.36% (SOFR30A+170bps), 7/25/44, Callable 7/25/29 @
100(a)(b) ......................................................... 2,393 2,396
Eagle RE Ltd., Series 2023-1, Class M1B, 7.61% (SOFR30A+395bps), 9/26/33, Callable
9/25/28 @ 100(a)(b) ................................................. 6,810 6,966
Federal Home Loan Mortgage Corporation .....................................
Series 2021-MN1, Class M1, 5.66% (SOFR30A+200bps), 1/25/51, Callable 1/25/29 @
100(a)(b) ......................................................... 175 175
Series 2021-MN3, Class M2, 7.66% (SOFR30A+400bps), 11/25/51, Callable 8/25/36 @
100(a)(b) ......................................................... 6,790 7,022
Federal Home Loan Mortgage Corporation, REMICS, Series 2024-DNA3, Class A1, 4.71%
(SOFR30A+105bps), 10/25/44, Callable 10/25/29 @ 100(a)(b) .................. 4,062 4,063
Home Re Ltd. .........................................................
Series 2023-1, Class M1B, 8.26% (SOFR30A+460bps), 10/25/33, Callable 10/25/28 @
100(a)(b) ......................................................... 1,061 1,084
Series 2026-1, Class M1A, 4.86% (SOFR30A+120bps), 1/25/36, Callable 8/25/29 @
100(a)(b) ......................................................... 2,850 2,850
Radnor RE Ltd., Series 2023-1, Class M1A, 6.36% (SOFR30A+270bps), 7/25/33, Callable
7/25/28 @ 100(a)(b) ................................................. 468 469
Towd Point Mortgage Trust ................................................
Series 2019-HY1, Class B2, 5.94% (TSFR1M+226bps), 10/25/48, Callable 10/25/28 @
100(a)(b) ......................................................... 4,610 4,757
Series 2019-HY2, Class B1, 6.04% (TSFR1M+236bps), 5/25/58, Callable 9/25/27 @
100(a)(b) ......................................................... 2,000 2,005
Triangle RE Ltd., Series 2023-1, Class M1A, 7.06% (SOFR30A+340bps), 11/25/33, Callable
10/25/28 @ 100(a)(b) ................................................ 2,298 2,313
39,320
Private CMO IO (0.1%):
Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.20%, 6/1/51, Callable 4/25/46 @ 100(a)
(d)(e) ........................................................... 146,396 1,845
Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.23%, 7/25/51, Callable 7/25/46 @
100(a)(d)(e) ....................................................... 48,504 652
JP Morgan Mortgage Trust ................................................
Series 2021-10, Class AX1, 0.11%, 12/25/51, Callable 8/25/38 @ 100(a)(d)(e) ....... 95,603 581
Series 2021-8, Class AX1, 0.11%, 12/25/51, Callable 5/25/41 @ 100(a)(d)(e) ........ 82,185 495
3,573
Private CMO Other (2.8%):
BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61, Callable 4/25/26
@ 100(a)(d) ....................................................... 12,559 9,648
Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63, Callable
9/25/27 @ 100(a)(d) ................................................. 2,794 2,665
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.25%, 2/25/55, Callable 4/25/26
@ 100(a)(d) ....................................................... 2,985 2,916
CFMT LLC ...........................................................
Series 2024-HB14, Class M1, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) ........ 2,580 2,507
Series 2024-HB14, Class M2, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) ........ 1,840 1,780
Series 2024-HB15, Class M2, 4.00%, 8/25/34(a)(d) .......................... 2,130 2,079
CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59, Callable 11/25/45 @ 100(a)(d) .... 5,170 4,037
CSMC Trust ..........................................................
Series 2021-RPL2, Class M1, 2.75%, 1/25/60, Callable 2/25/50 @ 100(a)(d) ........ 2,490 1,902
Series 2021-RPL2, Class M2, 3.25%, 1/25/60, Callable 2/25/50 @ 100(a)(d) ........ 2,350 1,757

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Federal Home Loan Mortgage Corporation .....................................
Series 2018-4, Class M, 4.75%, 3/25/58, Callable 6/25/50 @ 100(a) ............... $ 12,509 $ 12,306
Series 2019-4, Class M, 4.50%, 2/25/59, Callable 4/25/46 @ 100(a)(d) ............. 3,698 3,593
Series 2020-1, Class M, 4.25%, 8/25/59, Callable 3/25/47 @ 100(a)(d) ............. 2,299 2,242
Series 2020-2, Class M, 4.25%, 11/25/59, Callable 7/25/45 @ 100(a)(d) ............ 3,180 3,092
Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51, Callable 5/25/43 @
100(a)(d) ......................................................... 9,820 8,169
Imperial Fund Mortgage Trust ..............................................
Series 2021-NQM2, Class B1, 3.30%, 9/25/56, Callable 4/25/26 @ 100(a)(d) ........ 1,800 1,346
Series 2021-NQM2, Class M1, 2.49%, 9/25/56, Callable 4/25/26 @ 100(a)(d) ....... 2,065 1,515
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43(a) ........... 6,469 6,226
JP Morgan Mortgage Trust ................................................
Series 2021-10, Class B1, 2.80%, 12/25/51, Callable 8/25/38 @ 100(a)(d) .......... 5,288 4,363
Series 2021-INV1, Class B1, 2.96%, 10/25/51, Callable 9/25/47 @ 100(a)(d) ........ 2,460 2,064
Series 2022-LTV1, Class M1, 3.51%, 7/25/52, Callable 12/25/46 @ 100(a)(d) ....... 7,114 4,939
La Hipotecaria El Salvadorian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52(a) . 6,127 5,521
Mello Mortgage Capital Acceptance .........................................
Series 2021-INV2, Class A15, 2.50%, 8/25/51, Callable 3/25/43 @ 100(a)(d) ........ 8,546 7,051
Series 2021-MTG2, Class B1, 2.67%, 6/25/51, Callable 4/25/48 @ 100(a)(d) ........ 4,260 3,525
MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49, Callable 4/25/26 @ 100(a)(d) ... 44 43
New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59, Callable
9/25/41 @ 100(a)(d) ................................................. 10,950 9,736
Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37, Callable 8/25/27 @
100(a)(d) ......................................................... 4,740 4,672
PRMI Securitization Trust .................................................
Series 2021-1, Class B1, 2.48%, 4/25/51, Callable 6/25/46 @ 100(a)(d) ............ 6,048 4,950
Series 2021-1, Class B2, 2.48%, 4/25/51, Callable 6/25/46 @ 100(a)(d) ............ 2,479 2,010
Provident Funding Mortgage Trust ..........................................
Series 2021-1, Class B1, 2.38%, 4/25/51, Callable 12/25/46 @ 100(a)(d) ........... 3,092 2,576
Series 2021-2, Class B1, 2.35%, 4/25/51, Callable 12/25/47 @ 100(a)(d) ........... 3,112 2,536
Series 2021-J1, Class B1, 2.63%, 10/25/51, Callable 1/25/46 @ 100(a)(d) .......... 2,576 2,224
RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51, Callable 3/25/47 @ 100(a)
(d) ............................................................. 2,840 2,341
Sequoia Mortgage Trust ..................................................
Series 2012-6, Class B3, 3.67%, 12/25/42, Callable 4/25/26 @ 100(d) ............. 104 101
Series 2018-CH3, Class A1, 4.50%, 8/25/48, Callable 4/25/26 @ 100(a)(d) .......... 9 8
Towd Point Mortgage Trust ................................................
Series 2019-3, Class M2D, 3.25%, 2/25/59, Callable 8/25/31 @ 100(a)(d) .......... 10,000 8,017
Series 2021-R1, Class A1, 2.92%, 11/30/60(a)(d) ............................ 10,360 9,320
143,777
Total Collateralized Mortgage Obligations (Cost $408,636)
a
a
a
374,355
Shares
Preferred Stocks (0.4%)
Financials (0.4%):
Bank of America Corp., Series LL, 5.00%(j) .................................... 206,990 4,175
Capital One Financial Corp., Series L, 4.38%(j) ................................. 46,992 756
JPMorgan Chase & Co., Series MM, 4.20%(j) .................................. 311,422 5,450
KeyCorp, Series G, 5.63%(j) ............................................... 83,674 1,754
Morgan Stanley, Series O, 4.25%(j) .......................................... 345,807 5,938
State Street Corp., Series G, 5.35%(j) ........................................ 53,348 1,153
U.S. Bancorp, Series L, 3.75%(j) ............................................ 50,785 750
Wells Fargo & Co., Series DD, 4.25%(j) ...................................... 210,563 3,632
23,608
Total Preferred Stocks (Cost $24,343)
a
a
a
23,608
Principal Amount
(000)
Senior Secured Loans (0.1%)
Consumer Discretionary (0.0%):(f)
Fitness International LLC, Term B Loan, First Lien, 8.17% (SOFR01M+450bps), 2/12/29(b) . $ 187 188

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Financials (0.0%):(f)
Eastern Power LLC, Term loan, 8.42% (SOFR01M+475bps), 4/3/29(b) ................ $ 289 $ 290
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien, 6.17%
(SOFR01M+250bps), 5/1/31(b) ......................................... 1,083 1,075
1,365
Industrials (0.1%):
Amentum Holdings, Inc., Initial Term Loan, 5.67% (SOFR01M+200bps), 9/29/31(b) ...... 1,438 1,439
Materials (0.0%):(f)
Mativ Holdings, Inc. Term B Loan, 7.54% (SOFR01M+375bps), 4/20/28(b) ............. 1,367 1,367
Total Senior Secured Loans (Cost $4,353)
a
a
a
4,359
Corporate Bonds (23.4%)
Communication Services (0.5%):
Alphabet, Inc., 5.30%, 5/15/65, Callable 11/15/64 @ 100 .......................... 4,430 4,101
Meta Platforms, Inc.
5.63%, 11/15/55, Callable 5/15/55 @ 100 .................................. 4,170 3,909
5.75%, 11/15/65, Callable 5/15/65 @ 100 .................................. 6,960 6,465
Oak-Eagle Acquireco, Inc., 7.25%, 7/1/33, Callable 7/1/29 @ 103.63(a) ................ 1,315 1,362
Omnicom Group, Inc., 5.00%, 6/2/33, Callable 4/2/33 @ 100 ....................... 10,125 9,889
25,726
Consumer Discretionary (1.2%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 6/15/32, Callable 6/15/28 @
104.19(a) ......................................................... 1,215 1,208
Daimler Truck Finance North America LLC
4.15%, 1/12/29, Callable 12/12/28 @ 100(a) ............................... 4,765 4,698
4.65%, 10/12/30, Callable 9/12/30 @ 100(a) ............................... 5,835 5,797
Darden Restaurants, Inc., 6.30%, 10/10/33, Callable 7/10/33 @ 100 ................... 9,539 10,207
Ford Motor Co., 6.10%, 8/19/32, Callable 5/19/32 @ 100 .......................... 3,640 3,670
General Motors Financial Co., Inc.
5.75%, 2/8/31, Callable 12/8/30 @ 100 ................................... 2,770 2,858
3.10%, 1/12/32, Callable 10/12/31 @ 100 ................................. 1,605 1,440
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%,
1/15/32, Callable 1/15/27 @ 103.31(a) .................................... 4,480 4,425
HOA RoyaltyCo LLC, 4.72%, 11/22/55, Callable 5/2/26 @ 100(a)(c)(h) ................ 5,813 1,223
Lennar Corp., 5.20%, 7/30/30, Callable 6/30/30 @ 100 ............................ 7,900 7,994
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29, Callable 1/16/29 @ 100(a) ................................ 8,400 7,219
4.63%, 4/6/31, Callable 1/6/31 @ 100(a) .................................. 2,700 2,129
Volkswagen Group of America Finance LLC
4.85%, 9/11/30, Callable 8/11/30 @ 100(a) ................................ 4,430 4,390
5.80%, 3/27/35, Callable 12/27/34 @ 100(a) ............................... 4,699 4,696
ZF North America Capital, Inc., 6.88%, 4/14/28, Callable 3/14/28 @ 100(a) ............. 2,640 2,678
64,632
Consumer Staples (1.0%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 3/31/31, Callable 11/15/27 @ 102.75(a) ............................. 2,735 2,704
5.75%, 3/31/34, Callable 11/15/28 @ 102.88(a) ............................. 7,395 7,235
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100 ........................... 11,070 9,847
Smithfield Foods, Inc.
5.20%, 4/1/29, Callable 1/1/29 @ 100(a) .................................. 668 674
3.00%, 10/15/30, Callable 7/15/30 @ 100(a) ............................... 5,935 5,425
2.63%, 9/13/31, Callable 6/13/31 @ 100(a) ................................ 6,070 5,327
Sysco Corp., 4.40%, 7/25/31, Callable 6/25/31 @ 100 ............................. 5,620 5,451
The Procter & Gamble Co., 4.10%, 11/3/32 .................................... 14,265 14,035
50,698
Energy (2.5%):
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34, Callable 2/1/29 @
103(a) ........................................................... 1,500 1,485
Boardwalk Pipelines LP, 3.60%, 9/1/32, Callable 6/1/32 @ 100 ...................... 13,515 12,452

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Chevron USA, Inc., 4.85%, 10/15/35, Callable 7/15/35 @ 100 ....................... $ 10,320 $ 10,357
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/31, Callable 8/1/31 @ 100(a) ................................. 4,065 4,087
5.00%, 11/17/32, Callable 9/17/32 @ 100(a) ................................ 6,260 6,219
ConocoPhillips Co., 5.65%, 1/15/65, Callable 6/15/64 @ 100 ....................... 6,570 6,247
Enerflex, Inc., 6.88%, 1/15/31, Callable 1/15/28 @ 103.44(a) ........................ 1,575 1,608
Energy Transfer LP, 5.35%, 1/15/36, Callable 10/15/35 @ 100 ....................... 3,835 3,808
Halliburton Co., 7.60%, 8/15/96(a) .......................................... 2,065 2,340
Hess Midstream Operations LP, 5.88%, 3/1/28, Callable 4/12/26 @ 102.94(a) ............ 1,595 1,605
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%, 5/15/34, Callable 5/15/29 @ 103.44(a) .............................. 6,830 6,673
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) .............................. 3,420 3,409
Kodiak Gas Services LLC, 5.88%, 4/1/31, Callable 4/1/28 @ 102.94(a) ................ 1,320 1,327
MPLX LP
5.50%, 6/1/34, Callable 3/1/34 @ 100 .................................... 7,820 7,900
5.30%, 4/1/36, Callable 1/1/36 @ 100 .................................... 5,315 5,239
NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31 @ 100(a) ..................... 6,295 5,785
Phillips 66 Co., 5.25%, 6/15/31, Callable 4/15/31 @ 100 ........................... 10,960 11,235
Shell Finance US, Inc., 4.75%, 1/6/36, Callable 10/6/35 @ 100 ...................... 12,160 11,954
The Williams Cos., Inc.
7.50%, 1/15/31 .................................................... 7,360 8,226
7.75%, 6/15/31 .................................................... 2,270 2,571
Valero Energy Corp., 6.63%, 6/15/37 ......................................... 7,773 8,508
Venture Global LNG, Inc.
9.50%, 2/1/29, Callable 11/1/28 @ 100(a) ................................. 1,440 1,557
8.38%, 6/1/31, Callable 6/1/26 @ 104.19(a) ................................ 2,441 2,539
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34, Callable 7/15/33 @ 100(a) ....... 3,355 3,497
130,628
Financials (9.3%):
Affiliated Managers Group, Inc., 5.50%, 2/15/36, Callable 11/15/35 @ 100 .............. 18,045 17,787
Ally Financial, Inc.
6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(b) .................... 4,095 4,107
6.65% (H15T5Y+245bps), 1/17/40, Callable 10/19/34 @ 100(b) ................. 4,440 4,286
American Honda Finance Corp.
5.05%, 7/10/31, MTN ................................................ 11,020 11,048
4.85%, 10/23/31, MTN ............................................... 9,495 9,412
5.10%, 1/8/36 ..................................................... 13,325 12,856
Avolon Holdings Funding Ltd.
5.75%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 2,141 2,189
5.38%, 5/30/30, Callable 4/30/30 @ 100(a) ................................ 2,060 2,082
Bank of America Corp.
2.88% (TSFR3M+145bps), 10/22/30, Callable 10/22/29 @ 100(b) ................ 18,900 17,878
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(b) .................. 11,055 9,836
BMW US Capital LLC, 5.40%, 3/21/35, Callable 12/21/34 @ 100(a) .................. 14,200 14,285
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 12,416 11,720
Capital One Financial Corp.
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(b) .................... 9,455 8,151
6.18% (SOFR+204bps), 1/30/36, Callable 1/30/35 @ 100(b) .................... 3,455 3,514
Citadel Securities Global Holdings LLC
5.50%, 6/18/30, Callable 5/18/30 @ 100(a) ................................ 13,690 13,908
6.20%, 6/18/35, Callable 3/18/35 @ 100(a) ................................ 3,254 3,329
Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32, Callable 11/3/31 @ 100(b) ............. 7,440 6,560
Citizens Financial Group, Inc.
5.84% (SOFR+201bps), 1/23/30, Callable 1/23/29 @ 100(b) .................... 4,124 4,247
5.25% (SOFR+126bps), 3/5/31, Callable 3/5/30 @ 100(b) ...................... 1,920 1,943
5.72% (SOFR+191bps), 7/23/32, Callable 7/23/31 @ 100(b) .................... 4,138 4,253
5.30% (H15T5Y+145bps), 1/29/36, Callable 1/29/31 @ 100(b) .................. 685 679
CNO Financial Group, Inc.
5.25%, 5/30/29, Callable 2/28/29 @ 100 .................................. 1,680 1,683
6.45%, 6/15/34, Callable 3/15/34 @ 100 .................................. 2,125 2,193
CNO Global Funding
4.88%, 12/10/27(a) .................................................. 1,600 1,604
2.65%, 1/6/29(a) ................................................... 12,306 11,657

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Farmers Exchange Capital III, 5.45% (TSFR3M+372bps), 10/15/54, Callable 10/15/34 @
100(a)(b) ......................................................... $ 10,400 $ 9,393
Farmers Insurance Exchange
4.75% (US0003M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)(b) ............... 8,910 7,486
7.00% (H15T10Y+386bps), 10/15/64, Callable 7/15/54 @ 100(a)(b) .............. 6,000 5,997
Fidelity National Information Services, Inc., 4.80%, 3/10/31, Callable 2/10/31 @ 100 ...... 2,520 2,500
Fifth Third Bank NA, 5.33% (SOFR+261bps), 8/25/33, Callable 8/25/32 @ 100(b) ........ 10,660 10,679
Ford Motor Credit Co. LLC
5.88%, 11/7/29, Callable 10/7/29 @ 100 .................................. 8,160 8,262
7.35%, 3/6/30, Callable 1/6/30 @ 100 .................................... 3,140 3,313
3.63%, 6/17/31, Callable 3/17/31 @ 100 .................................. 6,150 5,542
6.05%, 11/5/31, Callable 9/5/31 @ 100 ................................... 15,030 15,096
6.53%, 3/19/32, Callable 1/19/32 @ 100 .................................. 5,430 5,572
6.13%, 3/8/34, Callable 12/8/33 @ 100 ................................... 1,269 1,257
6.50%, 2/7/35, Callable 11/7/34 @ 100 ................................... 10,795 10,892
Freedom Mortgage Holdings LLC
9.13%, 5/15/31, Callable 5/15/27 @ 104.56(a) .............................. 5,845 5,941
8.38%, 4/1/32, Callable 4/1/28 @ 104.19(a) ................................ 930 915
Hyundai Capital America, Inc.
5.30%, 1/8/30, Callable 12/8/29 @ 100(a) ................................. 8,410 8,535
5.80%, 4/1/30, Callable 2/1/30 @ 100(a) .................................. 8,805 9,093
6.20%, 9/21/30, Callable 7/21/30 @ 100(a) ................................ 4,380 4,590
International Bank for Reconstruction & Development
15.87% (SOFR+1222bps), 4/24/28(a)(b) .................................. 250 270
17.37% (SOFR+1372bps), 4/24/28(a)(b) .................................. 250 262
JPMorgan Chase & Co.
2.55% (SOFR+118bps), 11/8/32, Callable 11/8/31 @ 100(b) .................... 9,060 8,054
5.19% (SOFR+130bps), 2/5/37, Callable 2/5/36 @ 100(b) ...................... 6,485 6,373
Keybank National Association, 4.90%, 8/8/32 ................................... 4,961 4,877
KeyCorp, 5.12% (SOFRINDX+123bps), 4/4/31, Callable 4/4/30 @ 100(b) .............. 4,780 4,827
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a) ............................... 16,962 18,581
Lincoln Financial Global Funding, 4.20%, 1/12/29(a) ............................. 2,200 2,175
Lincoln National Corp., 5.35%, 11/15/35, Callable 8/15/35 @ 100 .................... 2,165 2,110
Loews Corp., 4.94%, 4/1/36, Callable 1/1/36 @ 100 .............................. 10,505 10,280
LSEG US Fin Corp., 5.25%, 3/23/36, Callable 12/23/35 @ 100(a) .................... 2,255 2,233
Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29(a) ..................... 9,820 9,899
MetLife, Inc., 5.85% (H15T5Y+182bps), 3/15/56, Callable 3/15/36 @ 100(b) ............ 4,330 4,250
Morgan Stanley
5.65% (SOFR+101bps), 4/13/28, Callable 4/13/27 @ 100(b) .................... 2,265 2,292
5.17% (SOFR+145bps), 1/16/30, Callable 1/16/29 @ 100(b) .................... 5,285 5,359
5.95% (H15T5Y+243bps), 1/19/38, Callable 1/19/33 @ 100(b) .................. 1,830 1,875
5.94% (H15T5Y+180bps), 2/7/39, Callable 2/7/34 @ 100(b) .................... 5,590 5,714
MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 ............................... 2,760 2,704
Mutual of Omaha Cos. Global Funding
5.00%, 4/1/30(a) ................................................... 5,670 5,706
4.55%, 1/13/31(a) .................................................. 12,615 12,460
Northern Trust Corp., 5.12% (H15T5Y+105bps), 11/19/40, Callable 11/19/35 @ 100(b) .... 3,330 3,242
Old National Bancorp, 5.77% (TSFR3M+220bps), 2/15/36, Callable 2/15/31 @ 100(b) ..... 1,030 1,025
OneMain Finance Corp., 6.13%, 5/15/30, Callable 11/15/29 @ 100 ................... 3,140 3,070
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.40%, 7/1/27, Callable 6/1/27 @ 100(a) .................................. 2,897 2,887
5.55%, 5/1/28, Callable 4/1/28 @ 100(a) .................................. 8,305 8,443
6.05%, 8/1/28, Callable 7/1/28 @ 100(a) .................................. 1,345 1,384
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 2,590 2,316
Rocket Cos., Inc., 6.50%, 8/1/29, Callable 8/1/26 @ 103.25(a) ....................... 4,560 4,611
Santander Holdings USA, Inc., 6.12% (SOFR+123bps), 5/31/27, Callable 5/31/26 @ 100(b) . 2,140 2,144
Starwood Property Trust, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(a) .............. 2,145 2,118
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a) ............. 635 712
The Goldman Sachs Group, Inc., 2.65% (SOFR+126bps), 10/21/32, Callable 10/21/31 @
100(b) ........................................................... 7,000 6,214
The PNC Financial Services Group, Inc., 5.42% (H15T5Y+117bps), 1/25/41, Callable 1/25/36
@ 100(b) ......................................................... 2,690 2,635
Toyota Motor Credit Corp., 4.60%, 3/11/33 .................................... 7,030 6,921

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Truist Financial Corp.
5.44% (SOFR+162bps), 1/24/30, Callable 1/24/29 @ 100(b) .................... $ 1,920 $ 1,965
4.60% (SOFR+97bps), 1/27/32, Callable 1/27/31 @ 100(b) ..................... 4,430 4,383
U.S. Bancorp
5.38% (SOFR+156bps), 1/23/30, Callable 1/23/29 @ 100(b) .................... 2,500 2,560
2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100(b) ................... 17,775 15,367
Velocity Vehicle Group LLC, 8.00%, 6/1/29, Callable 6/1/26 @ 104(a) ................. 995 930
Wells Fargo & Co., 5.24% (SOFR+111bps), 1/24/31, Callable 1/24/30 @ 100(b) .......... 3,660 3,731
483,229
Health Care (1.2%):
Abbott Laboratories, 4.30%, 3/15/33, Callable 1/15/33 @ 100 ....................... 8,220 8,044
Baxter International, Inc., 4.90%, 12/15/30, Callable 11/15/30 @ 100 .................. 1,450 1,431
CVS Health Corp.
5.25%, 1/30/31, Callable 11/30/30 @ 100 .................................. 1,180 1,206
5.25%, 2/21/33, Callable 11/21/32 @ 100 .................................. 7,765 7,854
DENTSPLY SIRONA, Inc., 8.38% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(b) . 9,455 9,233
Elevance Health, Inc.
5.15%, 6/15/29, Callable 5/15/29 @ 100 .................................. 3,240 3,301
5.38%, 6/15/34, Callable 3/15/34 @ 100 .................................. 2,220 2,249
Eli Lilly & Co., 5.55%, 10/15/55, Callable 4/15/55 @ 100 .......................... 2,905 2,868
GE Healthcare Technologies, Inc., 5.50%, 6/15/35, Callable 3/15/35 @ 100 ............. 4,080 4,163
HCA, Inc., 5.50%, 3/1/32, Callable 1/1/32 @ 100 ................................ 6,265 6,423
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29, Callable 5/15/29 @
100(a) ........................................................... 2,570 2,607
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 2,500 2,527
Novartis Capital Corp.
4.60%, 3/18/33, Callable 1/18/33 @ 100 .................................. 4,000 3,983
5.70%, 3/18/56, Callable 9/18/55 @ 100 .................................. 2,685 2,704
Zoetis, Inc., 5.00%, 8/17/35, Callable 5/17/35 @ 100 ............................. 6,705 6,650
65,243
Industrials (2.0%):
AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(a) ............................... 8,230 8,221
American Airlines Pass Through Trust, 3.95%, 7/11/30 ............................ 904 862
Cummins, Inc., 5.30%, 5/9/35, Callable 2/9/35 @ 100 ............................. 17,160 17,491
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 10,771 10,755
GE Vernova, Inc., 4.88%, 2/4/36, Callable 11/4/35 @ 100 .......................... 4,330 4,292
Herc Holdings, Inc., 7.25%, 6/15/33, Callable 6/15/28 @ 103.63(a) ................... 2,595 2,659
Honeywell Aerospace, Inc.
4.60%, 3/16/33, Callable 1/16/33 @ 100(a) ................................ 2,570 2,541
4.95%, 3/16/36, Callable 12/16/35 @ 100(a) ............................... 5,065 5,025
JetBlue Pass Through Trust
2.75%, 5/15/32 .................................................... 3,427 3,037
4.00%, 11/15/32 .................................................... 1,202 1,139
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/1/54 ........ 6,168 5,827
Kennametal, Inc., 2.80%, 3/1/31, Callable 12/1/30 @ 100 .......................... 4,125 3,727
Komatsu Finance America, Inc., 4.20%, 9/18/30, Callable 8/18/30 @ 100(a) ............. 7,240 7,130
Regal Rexnord Corp., 6.30%, 2/15/30, Callable 12/15/29 @ 100 ..................... 3,755 3,934
Textron, Inc., 5.50%, 5/15/35, Callable 2/15/35 @ 100 ............................ 7,770 7,905
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31, Callable 12/15/30 @ 100(a) ......... 1,450 1,473
United Airlines Holdings, Inc.
4.88%, 3/1/29, Callable 12/1/28 @ 100 ................................... 7,145 6,988
5.38%, 3/1/31, Callable 9/1/30 @ 100 .................................... 1,730 1,694
United Airlines Pass Through Trust, 5.45%, 2/15/37 .............................. 3,291 3,353
Verisk Analytics, Inc.
4.45%, 3/15/31, Callable 2/15/31 @ 100 .................................. 1,705 1,677
5.25%, 3/15/35, Callable 12/15/34 @ 100 ................................. 3,390 3,361
103,091
Information Technology (1.6%):
Broadcom, Inc.
4.60%, 7/15/30, Callable 6/15/30 @ 100 .................................. 5,520 5,547
3.14%, 11/15/35, Callable 8/15/35 @ 100(a) ................................ 978 831
3.19%, 11/15/36, Callable 8/15/36 @ 100(a) ................................ 14,123 11,802

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
CoreWeave, Inc., 9.00%, 2/1/31, Callable 2/1/28 @ 104.5(a) ........................ $ 8,530 $ 8,116
ERP Operating LP, 4.95%, 6/15/32, Callable 4/15/32 @ 100 ........................ 2,900 2,919
ESC Gab, 8/20/51(g)(h) .................................................. 5,965 —
Foundry JV Holdco LLC
5.90%, 1/25/30, Callable 12/25/29 @ 100(a) ............................... 7,021 7,266
6.15%, 1/25/32, Callable 11/25/31 @ 100(a) ................................ 1,875 1,958
Micron Technology, Inc., 5.80%, 1/15/35, Callable 10/15/34 @ 100 ................... 9,385 9,993
Oracle Corp.
5.95%, 9/26/55, Callable 3/26/55 @ 100 .................................. 9,752 8,204
6.70%, 2/4/56, Callable 8/4/55 @ 100 .................................... 11,070 10,274
6.85%, 2/4/66, Callable 8/4/65 @ 100 .................................... 6,450 5,930
Qnity Electronics, Inc.
5.75%, 8/15/32, Callable 8/15/28 @ 102.88(a) .............................. 2,720 2,723
6.25%, 8/15/33, Callable 8/15/28 @ 103.13(a) .............................. 2,760 2,791
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100 ..................... 8,577 7,648
86,002
Materials (0.7%):
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/30, Callable 7/1/30 @ 100 .............. 4,092 3,956
Celanese US Holdings LLC, 7.20%, 11/15/33, Callable 8/15/33 @ 100 ................. 8,115 8,656
Cleveland Cliffs, Inc.
7.00%, 3/15/32, Callable 3/15/27 @ 103.5(a) ............................... 3,235 3,130
7.63%, 1/15/34, Callable 1/15/29 @ 103.81(a) .............................. 5,795 5,661
Commercial Metals Co., 6.00%, 12/15/35, Callable 12/15/30 @ 103(a) ................ 2,905 2,864
Methanex US Operations, Inc., 6.25%, 3/15/32, Callable 9/15/31 @ 100(a) .............. 7,361 7,531
Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @ 103.19(a) ....................... 3,106 3,047
34,845
Real Estate (0.9%):
Americold Realty Operating Partnership LP, 5.60%, 5/15/32, Callable 3/15/32 @ 100 ...... 2,140 2,117
CBRE Services, Inc., 4.90%, 1/15/33, Callable 11/15/32 @ 100 ...................... 1,660 1,637
COPT Defense Properties LP, 4.50%, 10/15/30, Callable 9/15/30 @ 100 ................ 1,970 1,944
Cousins Properties LP, 4.88%, 3/1/33, Callable 1/1/33 @ 100 ....................... 4,035 3,885
Healthcare Realty Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100 .............. 8,169 7,689
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 2,539 2,503
3.05%, 2/15/30, Callable 11/15/29 @ 100 .................................. 406 374
2.60%, 2/1/31, Callable 11/1/30 @ 100 ................................... 1,876 1,659
5.35%, 1/15/33, Callable 11/15/32 @ 100 .................................. 1,130 1,103
Invitation Homes Operating Partnership LP, 4.95%, 1/15/33, Callable 11/15/32 @ 100 ..... 4,200 4,102
LXP Industrial Trust
2.70%, 9/15/30, Callable 6/15/30 @ 100 .................................. 4,880 4,449
2.38%, 10/1/31, Callable 7/1/31 @ 100 ................................... 7,870 6,831
UDR, Inc., 4.40%, 1/26/29, Callable 10/26/28 @ 100 ............................. 4,865 4,850
Ventas Realty LP, 5.10%, 7/15/32, Callable 5/15/32 @ 100 ......................... 4,600 4,625
Vornado Realty LP, 5.75%, 2/1/33, Callable 12/1/32 @ 100 ......................... 1,280 1,255
49,023
Utilities (2.5%):
Alta Wind Holdings LLC, 7.00%, 6/30/35(a) ................................... 243 231
American Electric Power Co., Inc.
5.80% (H15T5Y+213bps), 3/15/56, Callable 12/15/30 @ 100(b) ................. 7,770 7,675
6.05% (H15T5Y+194bps), 3/15/56, Callable 12/15/35 @ 100(b) ................. 3,435 3,404
Basin Electric Power Cooperative, 5.85%, 10/15/55, Callable 4/15/55 @ 100(a) .......... 4,445 4,323
Boston Gas Co., 3.15%, 8/1/27, Callable 5/1/27 @ 100(a) .......................... 2,810 2,765
Entergy Louisiana LLC, 5.35%, 3/15/34, Callable 12/15/33 @ 100 .................... 11,150 11,462
Entergy Texas, Inc., 5.25%, 4/15/35, Callable 1/15/35 @ 100 ........................ 2,870 2,896
Essential Utilities, Inc., 5.13%, 3/15/36, Callable 12/15/35 @ 100 .................... 2,790 2,751
Eversource Energy
6.10% (H15T5Y+252bps), 8/15/56, Callable 5/15/31 @ 100(b) .................. 2,220 2,193
6.35% (H15T5Y+233bps), 8/15/56, Callable 5/15/36 @ 100(b) .................. 1,180 1,164
ITC Holdings Corp., 5.65%, 5/9/34, Callable 2/9/34 @ 100(a) ....................... 5,420 5,572
Kentucky Utilities Co., 5.85%, 8/15/55, Callable 2/15/55 @ 100 ..................... 2,805 2,789
KeySpan Gas East Corp., 5.99%, 3/6/33, Callable 12/6/32 @ 100(a) ................... 11,700 12,216
Monongahela Power Co., 5.85%, 2/15/34, Callable 11/15/33 @ 100(a) ................. 4,250 4,462

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Public Service Co. of Colorado, 5.15%, 9/15/35, Callable 3/15/35 @ 100 ............... $ 11,895 $ 11,856
Public Service Enterprise Group, Inc., 5.40%, 3/15/35, Callable 12/15/34 @ 100 .......... 2,800 2,828
Puget Energy, Inc.
2.38%, 6/15/28, Callable 4/15/28 @ 100 .................................. 6,870 6,548
4.10%, 6/15/30, Callable 3/15/30 @ 100 .................................. 6,583 6,380
4.22%, 3/15/32, Callable 12/15/31 @ 100 ................................. 2,120 2,022
San Diego Gas & Electric Co., 5.20%, 3/15/36, Callable 12/15/35 @ 100 ............... 2,080 2,074
Sempra
6.55% (H15T5Y+214bps), 4/1/55, Callable 1/1/35 @ 100(b) .................... 10,820 10,772
6.38% (H15T5Y+263bps), 4/1/56, Callable 1/1/31 @ 100(b) .................... 2,645 2,657
Southern California Edison Co., 5.45%, 6/1/31, Callable 4/1/31 @ 100 ................. 2,810 2,874
Spire, Inc., 6.45% (H15T5Y+233bps), 6/1/56, Callable 3/1/36 @ 100(b) ............... 2,070 2,065
Talen Energy Supply LLC
6.25%, 2/1/34, Callable 10/15/28 @ 103.13(a) .............................. 4,670 4,618
6.50%, 2/1/36, Callable 10/15/30 @ 103.25(a) .............................. 4,670 4,702
Vistra Operations Co. LLC
4.60%, 10/15/30, Callable 9/15/30 @ 100(a) ............................... 3,660 3,588
4.70%, 1/31/31, Callable 12/31/30 @ 100(a) ............................... 1,185 1,166
5.35%, 1/31/36, Callable 10/31/35 @ 100(a) ............................... 1,690 1,653
WEC Energy Group, Inc., 5.63% (H15T5Y+191bps), 5/15/56, Callable 2/15/31 @ 100(b) ... 1,460 1,431
131,137
Total Corporate Bonds (Cost $1,248,980)
a
a
a
1,224,254
Insurance-Linked Securities (3.3%)
Collateralized Reinsurance (0.4%):
Multiperil - Massachusetts - (0.0%):(f)
Portsalon Re, 5/31/28(h)(k)(l)(m) ........................................... 500 357
Multiperil - U.S. - (0.3%):
Pi0047 Re, 6/30/31(h)(k)(l)(m) ............................................. 11,350 12,542
Multiperil - U.S. + CAN - (0.0%):(f)
Macclesfield Re, 2/28/28(h)(k)(l)(m) ......................................... 627 623
Multiperil - Worldwide - (0.1%):
Gamboge Re, 3/31/30(h)(k)(l)(m) ........................................... 6,000 2,791
Merion Re
12/31/30(h)(k)(l)(m) ................................................. 750 12
12/31/31(h)(k)(l)(m) ................................................. 750 692
Old Head Re, 12/31/31(h)(k)(l)(m) .......................................... 500 427
Phoenix 3 RE Pte Ltd., 1/4/39, Callable 5/2/26 @ 100(g)(l) ......................... 1,250 1,524
Pi0051 Cheltenham Re, 5/31/29(h)(k)(l)(m) .................................... 1,250 1,285
Pine Valley Re, 12/31/31(h)(k)(l)(m) ......................................... 1,000 884
Sector Re V, 12/1/29(a)(h)(l)(m) ............................................ 4 376
Walton Heath Re, 12/15/27(h)(k)(l)(m) ....................................... 2,500 144
21,657
Event Linked Bonds (2.0%):
Earthquake - California - (0.0%):(f)
Ursa Re II, 8.66% (MSMMUSTF+500bps), 12/7/29, Callable 12/7/27 @ 102.75(a)(b)(m) ... 650 644
Earthquake - U.S. - (0.0%):(f)
Acorn Re, 6.64% (GSMMUSTF+310bps), 11/5/27, Callable 5/2/26 @ 102.5(a)(b)(m) ...... 500 506
Herbie Re, 7.78% (MSMMUSTF+425bps), 1/7/30, Callable 1/7/27 @ 103(a)(b)(m) ....... 500 500
Veraison Re
4.03%, (GSMMUSTI+415bps), 3/8/29, Callable 3/8/27 @ 102.25(a)(b)(m) ......... 500 500
6.44%, (GSMMUSTI+290bps), 3/8/29, Callable 3/8/27 @ 102.25(a)(b)(m) ......... 500 499
Flood - U.S. - (0.1%):
FloodSmart Re, 17.87% (FHMMUSTF+1436bps), 3/12/27(a)(b)(m) .................. 1,500 1,571
Health - U.S. - (0.2%):

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Vitality Re XIV
7.01%, (FHMMUSTF+350bps), 1/5/27(a)(b)(m) ............................ $ 6,000 $ 6,065
8.01%, (FHMMUSTF+450bps), 1/5/27(a)(b)(m) ............................ 750 761
Vitality Re XVII, 5.54% (GSMMUSTI+200bps), 1/8/30(a)(b)(m) .................... 3,500 3,495
Multiperil - Florida - (0.0%):(f)
Sanders Re III, 11.28% (BRMMUSDF+772bps), 6/5/26(a)(b)(m) ..................... 1,500 1,515
Multiperil - Massachusetts - (0.0%):(f)
Mayflower Re, 7.01% (FHMMUSTF+350bps), 7/7/28, Callable 7/7/26 @ 102.75(a)(b)(m) .. 1,000 1,017
Multiperil - U.S. - (0.6%):
Aquila Re I, 8.95% (BRMMUSDF+539bps), 6/7/27, Callable 5/2/26 @ 106(a)(b)(m) ...... 1,250 1,278
Bonanza Re
7.28%, (MSMMUSTF+375bps), 12/19/27(a)(b)(m) .......................... 250 253
9.03%, (MSMMUSTF+550bps), 12/19/27(a)(b)(m) .......................... 1,250 1,262
Commonwealth Re, 7.31% (JMMMUSTF+375bps), 7/10/28, Callable 6/10/26 @ 103(a)(b)(m) 1,000 1,020
Foundation Re IV, 7.16% (JMMMUSTF+350bps), 1/7/30, Callable 1/1/27 @ 102.5(a)(b)(m) . 1,000 1,005
Four Lakes Re
9.36%, (BRMMUSDF+580bps), 1/7/27, Callable 5/2/26 @ 102.5(a)(b)(m) ......... 750 760
9.06%, (BRMMUSDF+550bps), 1/7/28, Callable 12/31/26 @ 102(a)(b)(m) ......... 750 766
11.81%, (BRMMUSDF+825bps), 1/7/28, Callable 12/31/26 @ 102.75(a)(b)(m) ...... 250 253
6.81%, (BRMMUSDF+325bps), 1/8/29, Callable 12/31/27 @ 101.25(a)(b)(m) ...... 500 497
9.56%, (BRMMUSDF+600bps), 1/8/29, Callable 12/31/27 @ 101.5(a)(b)(m) ....... 1,000 991
Fuchsia London Bridge 2 PCC, 2024-1, 8.68% (FRMMUSTI+514bps), 4/6/28, Callable 5/2/26
@ 104(a)(b)(m) .................................................... 1,000 1,027
Herbie Re, 10.81% (JMMMUSTF+725bps), 1/8/29, Callable 12/31/27 @ 102(a)(b)(m) ..... 500 505
High Point Re, 9.20% (BRMMUSDF+564bps), 1/6/27, Callable 5/2/26 @ 102.25(a)(b)(m) .. 3,500 3,513
Matterhorn Re, 11.31% (BRMMUSDF+775bps), 2/16/29, Callable 2/10/27 @ 103.9(a)(b)(m) 350 349
Merna Re Companywide, 10.56% (JMMMUSTF+700bps), 7/7/28(a)(b)(m) ............. 1,000 1,042
Merna Re Enterprise, 11.31% (JMMMUSTF+775bps), 7/7/28(a)(b)(m) ................ 500 514
Merna Reinsurance II
11.01%, (GSMMUSTI+747bps), 7/7/27(a)(b)(m) ............................ 1,000 1,035
12.03%, (GSMMUSTI+849bps), 7/7/27, Callable 6/30/26 @ 103.25(a)(b)(m) ....... 2,000 2,067
Mystic Re IV, 15.54% (GSMMUSTI+1200bps), 1/8/27(a)(b)(m) ..................... 1,500 1,531
Residential Re
11.15%, (JMMMUSTF+759bps), 12/6/26(a)(b)(m) .......................... 1,750 1,781
9.53%, (JMMMUSTF+597bps), 12/6/27(a)(b)(m) ........................... 1,000 1,040
12.26%, (JMMMUSTF+870bps), 12/6/27(a)(b)(m) .......................... 2,500 2,586
8.94%, (JMMMUSTF+538bps), 12/6/28(a)(b)(m) ........................... 1,250 1,280
10.50%, (JMMMUSTF+694bps), 12/6/28(a)(b)(m) .......................... 1,250 1,268
Sanders Re II
7.54%, (GSMMUSTI+400bps), 4/7/28(a)(b)(m) ............................ 750 769
8.04%, (GSMMUSTI+450bps), 4/7/28(a)(b)(m) ............................ 750 768
7.55%, (BRMMUSDF+399bps), 4/7/29(a)(b)(m) ............................ 3,000 3,046
8.92%, (BRMMUSDF+536bps), 4/7/29(a)(b)(m) ............................ 3,000 3,046
7.79%, (GSMMUSTI+425bps), 4/8/30(a)(b)(m) ............................ 750 791
8.29%, (GSMMUSTI+475bps), 4/8/30(a)(b)(m) ............................ 750 787
Sanders Re III
9.55%, (BRMMUSDF+599bps), 4/7/27(a)(b)(m) ............................ 1,000 1,028
9.12%, (BRMMUSDF+556bps), 4/7/28(a)(b)(m) ............................ 1,000 1,040
8.66%, (3 Month U.S. Treasury Bill+500bps), 4/8/30(a)(b)(m) .................. 400 401
8.66%, (3 Month U.S. Treasury Bill+500bps), 4/7/31(a)(b)(m) .................. 600 599
Sanders Re IV
7.04%, (HSMMUSTF+350bps), 4/8/30(a)(b)(m) ............................ 400 399
7.04%, (HSMMUSTF+350bps), 4/7/31(a)(b)(m) ............................ 600 599
Skyline Re II, 2025-1, 7.16% (1 Month U.S. Treasury Bill+350bps), 1/7/30, Callable 1/7/27 @
103.25(a)(b)(m) .................................................... 500 499
Multiperil - U.S. + CAN - (0.0%):(f)
Atlas Capital DAC, 2024, 15.87% (SOFR+1222bps), 6/8/27(a)(b)(m) ................. 750 813
Easton Re, 11.06% (BRMMUSDF+750bps), 1/8/27(a)(b)(m) ........................ 250 252
Galileo Re
10.54%, (GSMMUSTI+700bps), 1/7/28, Callable 5/2/26 @ 104.5(a)(b)(m) ......... 1,250 1,293
6.81%, (JMMMUSTF+325bps), 1/8/30, Callable 1/8/27 @ 103(a)(b)(m) ........... 500 496

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Montoya Re, 8.91% (JMMMUSTF+525bps), 4/9/30, Callable 4/15/27 @ 104.5(a)(b)(m) .... $ 500 $ 497
Multiperil - U.S. Northeast - (0.0%):(f)
Locke Tavern Re, 4.06% (JMMMUSTF+50bps), 4/9/29, Callable 4/9/27 @ 102(a)(b)(m) ... 500 499
Multiperil - U.S. Regional - (0.1%):
Aquila Re I, 10.80% (BNMMDTSC+726bps), 6/8/26(a)(b)(m) ...................... 850 858
Locke Tavern Re, 8.50% (GSMMUSTI+496bps), 4/9/26(a)(b)(m) .................... 1,000 1,000
Long Point Re IV, 7.81% (BRMMUSDF+425bps), 6/1/26, Callable 5/2/26 @ 101.5(a)(b)(m) . 3,500 3,504
Multiperil - Worldwide - (0.1%):
Atlas Capital DAC, 11.22% (SOFR+757bps), 6/5/26(a)(b)(m) ....................... 2,000 2,050
Bridge Street Re, 11.41% (JMMMUSTF+775bps), 1/8/29, Callable 1/7/27 @ 104.5(a)(b)(m) . 1,000 1,005
Cat Re, 15.80% (JMMMUSTF+1224bps), 1/8/27(a)(b)(m) ......................... 750 763
Kendall Re, 9.79% (GSMMUSTI+625bps), 4/30/27(a)(b)(m) ....................... 1,000 1,025
Silk Road Re, 9.54% (BNMMDTSC+600bps), 1/10/28, Callable 5/2/26 @ 104.75(a)(b)(m) .. 250 252
Wind Storm - Florida - (0.0%):(f)
Integrity Re
16.83%, (FHMMUSTF+1332bps), 6/6/26(a)(b)(m) .......................... 900 918
4.01%, (FHMMUSTF+50bps), 6/6/30(a)(b)(m) ............................. 415 207
Integrity Re III
11.51%, (FHMMUSTF+800bps), 6/6/28(a)(b)(m) ........................... 750 766
13.26%, (FHMMUSTF+975bps), 6/6/28(a)(b)(m) ........................... 750 770
Marlon, 10.87% (JMMMUSTF+731bps), 6/7/27, Callable 7/1/26 @ 104.25(a)(b)(m) ...... 250 261
Merna Reinsurance II, 12.29% (GSMMUSTI+875bps), 7/7/27(a)(b)(m) ................ 1,000 1,035
Palm Re, 11.29% (BNMMDTSC+775bps), 6/7/28, Callable 6/1/26 @ 106.5(a)(b)(m) ...... 750 772
Wind Storm - Louisiana - (0.0%):(f)
Bayou Re, 22.60% (JMMMUSTF+1904bps), 5/26/26(a)(b)(m) ...................... 750 769
Wind Storm - Massachusetts - (0.0%):(f)
Mayflower Re, 8.44% (FHMMUSTF+493bps), 7/8/27, Callable 7/8/26 @ 101.25(a)(b)(m) .. 1,000 1,026
Wind Storm - North Carolina - (0.2%):
Blue Ridge Re
8.76%, (FHMMUSTF+525bps), 1/8/27(a)(b)(m) ............................ 1,000 1,008
11.50%, (FHMMUSTF+799bps), 1/8/27(a)(b)(m) ........................... 1,750 1,779
7.01%, (FHMMUSTF+350bps), 1/8/29, Callable 1/8/27 @ 103(a)(b)(m) ........... 250 251
9.51%, (FHMMUSTF+600bps), 1/8/29, Callable 1/8/27 @ 104.5(a)(b)(m) ......... 250 247
Cape Lookout Re, 10.41% (FHMMUSTF+690bps), 3/13/28, Callable 3/14/27 @ 102.25(a)(b)
(m) ............................................................. 2,250 2,345
Wind Storm - Texas - (0.0%):(f)
Alamo Re
12.59%, (FHMMUSTF+908bps), 6/7/26(a)(b)(m) ........................... 1,250 1,265
10.05%, (FHMMUSTF+654bps), 6/7/27(a)(b)(m) ........................... 500 515
11.94%, (FHMMUSTF+843bps), 6/7/27(a)(b)(m) ........................... 250 259
Wind Storm - U.S. - (0.5%):
Cape Lookout Re, 10.71% (FHMMUSTF+720bps), 4/28/26(a)(b)(m) .................. 1,950 1,956
Gateway Re II, 13.13% (BRMMUSDF+957bps), 4/27/26(a)(b)(m) ................... 250 251
Mayflower Re
8.56%, (FHMMUSTF+505bps), 7/8/26(a)(b)(m) ............................ 3,750 3,781
10.02%, (FHMMUSTF+651bps), 7/8/26(a)(b)(m) ........................... 3,543 3,584
Merna Reinsurance II, 14.01% (GSMMUSTI+1047bps), 7/7/26(a)(b)(m) ............... 8,250 8,440
Purple Re, 16.69% (TSFR1M+1301bps), 4/24/26(a)(b)(m) ......................... 1,250 1,258
Wind Storm - U.S. Gulf - (0.0%):(f)
Windrose Re, 11.66% (3 Month U.S. Treasury Bill+800bps), 2/13/29, Callable 2/15/27 @
104(a)(b)(m) ...................................................... 1,000 1,003
Wind Storm - U.S. Multistate - (0.1%):
Chartwell Re
9.56%, (JMMMUSTF+600bps), 6/7/28, Callable 6/7/26 @ 103.75(a)(b)(m) ......... 750 774
10.56%, (JMMMUSTF+700bps), 6/7/28, Callable 6/7/26 @ 104.5(a)(b)(m) ......... 500 515
Commonwealth Re, 7.42% (JMMMUSTF+386bps), 7/8/26(a)(b)(m) .................. 2,500 2,513
Gateway Re, 9.46% (BRMMUSDF+590bps), 7/8/27, Callable 6/16/26 @ 103.25(a)(b)(m) ... 250 254

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Wind Storm - U.S. Northeast - (0.1%):
Citrus Re, 8.91% (3 Month U.S. Treasury Bill+525bps), 6/7/29, Callable 6/1/27 @ 102.75(a)(b)
(m) ............................................................. $ 500 $ 500
Windrose Re, 8.79% (HSMMUSTF+525bps), 2/13/29, Callable 2/15/27 @ 102.5(a)(b)(m) .. 2,500 2,489
114,286
Reinsurance Sidecars (0.9%):
Multiperil - U.S. - (0.1%):
Carnoustie Re, 12/31/31(h)(k)(l)(m) ......................................... 2,000 2,092
Multiperil - Worldwide - (0.8%):
Alturas Re
7/31/26(h)(k)(l)(m) ................................................. 214 6
12/31/27(h)(k)(l)(m) ................................................. 3,497 44
Bantry Re
6/30/31(h)(k)(l)(m) ................................................. 4,500 5,150
12/31/31(h)(k)(l)(m) ................................................. 5,552 5,880
Berwick Re, 12/31/31(h)(k)(l)(m) ........................................... 2,775 2,671
Eden Re II
3/19/27(a)(h)(l)(m) .................................................. 36 146
3/17/28(a)(h)(l)(m) .................................................. 35 123
3/19/30(a)(h)(l)(m) .................................................. 3,400 487
Gleneagles Re, 2022, 12/31/27(h)(k)(l)(m) ..................................... 1,250 44
Gullane Re, 12/31/31(h)(k)(l)(m) ............................................ 4,820 3,796
Pangaea Re
7/1/31(h)(k)(l)(m) .................................................. 3,000 3,708
12/31/31(h)(l)(m) ................................................... 2,000 2,088
Sector Re V, 12/1/30(a)(h)(l)(m) ............................................ 6,000 6,441
Thopas Re
12/31/26(h)(k)(m)(n) ................................................ 7,000 103
12/31/26(h)(k)(m)(n) ................................................ 6,000 27
12/31/27(h)(k)(m)(n) ................................................ 4,000 20
12/31/28(h)(k)(m)(n) ................................................ 4,256 —
12/31/29(h)(k)(m)(n) ................................................ 4,256 20
12/31/30(h)(k)(m)(n) ................................................ 4,000 203
12/31/31(h)(k)(m)(n) ................................................ 4,650 4,800
Viribus Re
12/31/26(h)(k)(m)(n) ................................................ 3,650 —
12/31/26(h)(k)(m)(n) ................................................ 1,000 —
12/31/28(h)(k)(m)(n) ................................................ 2,000 —
37,849
Total Insurance-Linked Securities (Cost $170,186)
a
a
a
173,792
Yankee Dollars (11.9%)
Communication Services (0.2%):
Orange SA
4.75%, 1/13/33, Callable 11/13/32 @ 100(a) ................................ 3,735 3,693
5.00%, 1/13/36, Callable 10/13/35 @ 100(a) ............................... 4,540 4,460
8,153
Consumer Discretionary (0.1%):
CRH SMW Finance DAC, 5.13%, 1/9/30, Callable 12/9/29 @ 100 .................... 6,270 6,378
Consumer Staples (0.4%):
Imperial Brands Finance PLC, 5.50%, 2/1/30, Callable 1/1/30 @ 100(a) ................ 15,890 16,297
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 2/2/29, Callable 12/2/28 @ 100 ................................... 3,430 3,290
3.00%, 5/15/32, Callable 2/15/32 @ 100 .................................. 1,654 1,470
21,057
Energy (0.7%):
Aker BP ASA, 5.25%, 10/30/35, Callable 7/30/35 @ 100(a) ........................ 8,160 7,935

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Enbridge, Inc.
5.55%, 6/20/35, Callable 3/20/35 @ 100 .................................. $ 7,555 $ 7,717
7.20% (H15T5Y+297bps), 6/27/54, Callable 3/27/34 @ 100(b) .................. 3,800 3,997
7.38% (H15T5Y+312bps), 3/15/55, Callable 12/15/29 @ 100(b) ................. 3,800 3,992
8.50% (H15T5Y+443bps), 1/15/84, Callable 10/15/33 @ 100(b) ................. 5,290 5,951
Harbour Energy PLC, 5.50%, 10/15/26, Callable 5/2/26 @ 100(a) .................... 1,225 1,217
Nakilat, Inc., 6.27%, 12/31/33(a) ............................................ 1,246 1,243
South Bow Canadian Infrastructure Holdings Ltd.
7.50% (H15T5Y+367bps), 3/1/55, Callable 12/1/34 @ 100(b) ................... 2,555 2,660
7.63% (H15T5Y+395bps), 3/1/55, Callable 12/1/29 @ 100(b) ................... 4,385 4,515
39,227
Financials (7.9%):
ABN AMRO Bank NV, 3.32% (H15T5Y+190bps), 3/13/37, Callable 12/13/31 @ 100(a)(b) .. 18,000 16,066
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31
@ 100 ........................................................... 26,796 24,337
African Development Bank, 5.88% (H15T5Y+165bps), Callable 5/7/35 @ 100(b)(j) ....... 7,115 6,930
Allianz SE
6.55% (H15T5Y+232bps), Callable 10/30/33 @ 100(a)(b)(j) .................... 7,600 7,614
5.60% (H15T5Y+277bps), 9/3/54, Callable 3/3/34 @ 100(a)(b) .................. 4,000 3,967
Australia & New Zealand Banking Group Ltd., 5.73% (H15T5Y+162bps), 9/18/34, Callable
9/18/29 @ 100(a)(b) ................................................. 9,070 9,294
Avolon Holdings Funding Ltd.
6.38%, 5/4/28, Callable 4/4/28 @ 100(a) .................................. 11,740 12,084
4.70%, 1/30/31, Callable 12/30/30 @ 100(a) ............................... 1,665 1,631
Banco Santander SA
2.75%, 12/3/30 .................................................... 2,800 2,508
3.23% (H15T1Y+160bps), 11/22/32, Callable 8/22/31 @ 100(b) ................. 17,000 15,259
6.92%, 8/8/33 ..................................................... 3,200 3,454
Banque Federative du Credit Mutuel SA, 4.54%, 1/15/31(a) ........................ 4,960 4,891
Banque Ouest Africaine de Developpement
5.00%, 7/27/27(a) .................................................. 2,030 2,018
4.70%, 10/22/31, Callable 7/22/31 @ 100(a) ............................... 6,560 6,012
BNP Paribas SA
6.88% (H15T5Y+285bps), Callable 12/15/33 @ 100(a)(b)(j) .................... 4,935 4,769
7.38% (H15T5Y+354bps), Callable 9/10/34 @ 100(a)(b)(j) ..................... 1,222 1,225
7.45% (H15T5Y+313bps), Callable 6/27/35 @ 100(a)(b)(j) ..................... 12,555 12,602
2.16% (SOFR+122bps), 9/15/29, Callable 9/15/28 @ 100(a)(b) .................. 7,275 6,853
5.50% (SOFR+159bps), 5/20/30, Callable 5/20/29 @ 100(a)(b) .................. 2,870 2,939
BPCE SA
3.12% (SOFR+173bps), 10/19/32, Callable 10/19/31 @ 100(a)(b) ................ 4,875 4,307
5.94% (SOFR+185bps), 5/30/35, Callable 5/30/34 @ 100(a)(b) .................. 3,220 3,293
Canadian Imperial Bank of Commerce, 4.63% (SOFR+134bps), 9/11/30, Callable 9/11/29 @
100(b) ........................................................... 8,420 8,429
Credit Agricole SA
5.22% (SOFR+146bps), 5/27/31, Callable 5/27/30 @ 100(a)(b) .................. 3,545 3,588
5.26% (SOFR+143bps), 1/12/37, Callable 1/12/36 @ 100(a)(b) .................. 9,950 9,734
Deutsche Bank AG, 4.47% (SOFR+110bps), 12/10/31, Callable 12/10/30 @ 100(b) ....... 4,020 3,953
Hanwha Life Insurance Co. Ltd., 6.30% (H15T5Y+229bps), 6/24/55, Callable 6/24/30 @
100(a)(b) ......................................................... 3,299 3,373
HSBC Holdings PLC
7.00% (H15T5Y+280bps), Callable 9/24/35 @ 100(b)(j) ....................... 2,815 2,787
6.16% (SOFR+197bps), 3/9/29, Callable 3/9/28 @ 100(b) ...................... 5,835 6,003
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(b) .................... 10,240 9,693
5.29% (SOFR+129bps), 11/19/30, Callable 11/19/29 @ 100(b) .................. 7,400 7,534
2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100(b) .................. 11,015 9,856
5.74% (SOFR+196bps), 9/10/36, Callable 9/10/35 @ 100(b) .................... 5,910 5,917
5.28% (SOFR+155bps), 3/10/37, Callable 3/10/36 @ 100(b) .................... 6,200 6,089
ING Groep NV, 4.25% (H15T5Y+286bps), Callable 5/16/31 @ 100(b)(j) ............... 10,813 9,366
Kilimanjaro II Re Ltd.
7.53% (GSMMUSTI+400bps), 7/9/29, Callable 7/8/26 @ 104.5(a)(b) ............. 750 768
10.03% (GSMMUSTI+650bps), 7/9/29, Callable 7/8/26 @ 105.25(a)(b) ............ 500 514
7.53% (GSMMUSTI+400bps), 7/8/30, Callable 7/8/26 @ 106(a)(b) ............... 500 515
10.03% (GSMMUSTI+650bps), 7/8/30, Callable 7/8/26 @ 107(a)(b) .............. 750 765

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Lloyds Banking Group PLC, 4.43% (H15T1Y+82bps), 11/4/31, Callable 11/4/30 @ 100(b) .. $ 2,695 $ 2,657
Manulife Financial Corp., 4.99%, 12/11/35, Callable 9/11/35 @ 100 .................. 4,750 4,640
Meiji Yasuda Life Insurance Co., 6.10% (H15T5Y+291bps), 6/11/55, Callable 6/11/35 @
100(a)(b) ......................................................... 17,390 17,406
Mitsubishi UFJ Financial Group, Inc., 2.49% (H15T1Y+97bps), 10/13/32, Callable 10/13/31
@ 100(b) ......................................................... 3,490 3,084
Nationwide Building Society, 5.13%, 7/29/29(a) ................................. 11,395 11,577
NatWest Group PLC, 6.48% (H15T5Y+220bps), 6/1/34, Callable 3/1/29 @ 100(b) ........ 6,575 6,824
Nippon Life Insurance Co.
2.90% (H15T5Y+260bps), 9/16/51, Callable 9/16/31 @ 100(a)(b) ................ 9,700 8,492
6.50% (H15T5Y+319bps), 4/30/55, Callable 4/30/35 @ 100(a)(b) ................ 1,930 1,990
Nomura Holdings, Inc., 3.00%, 1/22/32 ....................................... 14,325 12,880
Nordea Bank Abp, 3.75% (H15T5Y+260bps), Callable 3/1/29 @ 100(a)(b)(j) ............ 8,023 7,439
Societe Generale SA, 6.10% (H15T1Y+160bps), 4/13/33, Callable 4/13/32 @ 100(a)(b) .... 12,465 12,950
Sumitomo Life Insurance Co., 5.88% (H15T5Y+265bps), 9/10/55, Callable 9/10/35 @ 100(a)
(b) ............................................................. 20,040 19,608
Sumitomo Mitsui Financial Group, Inc.
4.49% (SOFR+102bps), 1/15/32, Callable 1/15/31 @ 100(b) .................... 7,015 6,908
5.33% (H15T5Y+130bps), 3/3/41, Callable 3/3/36 @ 100(b) .................... 7,075 6,860
The Bank of Nova Scotia, 4.81% (SOFR+105bps), 2/2/34, Callable 2/2/33 @ 100(b) ....... 6,205 6,117
The Dai-ichi Life Insurance Co. Ltd., 6.20% (H15T5Y+252bps), Callable 1/16/35 @ 100(a)(b)
(j) .............................................................. 3,185 3,204
The Norinchukin Bank, 4.67%, 9/9/30(a) ...................................... 2,760 2,736
UBS Group AG
4.59% (SOFR+105bps), 8/10/32, Callable 8/10/31 @ 100(a)(b) .................. 9,940 9,770
2.75% (H15T1Y+110bps), 2/11/33, Callable 2/11/32 @ 100(a)(b) ................ 12,330 10,904
6.30% (H15T1Y+200bps), 9/22/34, Callable 9/22/33 @ 100(a)(b) ................ 3,635 3,864
UniCredit SpA
7.30% (USISOA05+491bps), 4/2/34, Callable 4/2/29 @ 100(a)(b) ................ 7,483 7,875
5.46% (H15T5Y+475bps), 6/30/35, Callable 6/30/30 @ 100(a)(b) ................ 4,578 4,570
413,292
Health Care (0.0%):(f)
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29, Callable 2/9/29 @ 100 .... 2,720 2,711
Industrials (0.7%):
Air Canada Pass Through Trust, 3.30%, 1/15/30(a) ............................... 3,912 3,741
Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28 @ 103.44(a) ...................... 5,325 5,411
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 2,580 2,601
5.04%, 3/25/30, Callable 2/25/30 @ 100(a) ................................ 10,900 11,001
4.64%, 11/24/30, Callable 10/24/30 @ 100(a) ............................... 3,320 3,273
Transurban Finance Co. Pty Ltd., 4.92%, 3/24/36, Callable 12/24/35 @ 100(a) ........... 5,214 5,099
Waste Connections, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 ...................... 5,810 5,928
37,054
Information Technology (0.1%):
Flex Ltd., 5.38%, 11/13/35, Callable 8/13/35 @ 100 .............................. 3,465 3,405
Materials (0.5%):
Corp Nacional del Cobre de Chile, 6.78%, 1/13/55, Callable 7/13/54 @ 100(a) ........... 5,810 6,153
First Quantum Minerals Ltd.
8.63%, 6/1/31, Callable 6/1/26 @ 104.31(a) ................................ 8,260 8,565
7.25%, 2/15/34, Callable 2/15/29 @ 103.63(a) .............................. 2,210 2,250
6.38%, 2/15/36, Callable 2/15/31 @ 103.19(a) .............................. 1,705 1,640
Minerva Luxembourg SA, 4.38%, 3/18/31, Callable 4/12/26 @ 102.19(a) ............... 6,708 6,073
24,681
Sovereign Bond (1.0%):
Kuwait International Government Bond, 4.65%, 10/9/35(a) ......................... 12,015 11,537
Mexico Government International Bond
5.63%, 2/9/34, Callable 12/9/33 @ 100 ................................... 4,405 4,308
6.88%, 5/13/37, Callable 2/13/37 @ 100 .................................. 7,095 7,432
Peruvian Government International Bond, 5.50%, 3/30/36, Callable 12/30/35 @ 100 ....... 12,945 12,898

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Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Saudi Government International Bond, 4.13%, 1/12/29(a) .......................... $ 13,960 $ 13,747
49,922
Utilities (0.3%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(o) ............................ 1,530 1,531
Enel Finance International NV, 5.00%, 9/30/35, Callable 6/30/35 @ 100(a) .............. 13,000 12,607
14,138
Total Yankee Dollars (Cost $625,410)
a
a
a
620,018
U.S. Government Agency Mortgages (27.5%)
Single Family Pass-throughs (0.0%):
Government National Mortgage Association
7.00%, 8/20/27 - 11/20/31 ............................................. 1 1 1 1
6.50%, 3/20/29 - 10/20/32 ............................................. 11 11
7.50%, 8/20/30 .................................................... 2 2
6.00%, 10/20/31 - 10/20/33 ............................................ 37 39
5.00%, 8/20/39 - 10/20/39 ............................................. 126 129
19 2
Federal Home Loan Mortgage Corporation
3.00%, 10/1/29 - 9/1/52 .............................................. 47,944 42,489
6.50%, 11/1/30 - 4/1/56 .............................................. 45,960 48,077
7.00%, 11/1/30 - 9/1/55 .............................................. 15,444 16,370
6.00%, 1/1/33 - 4/1/56 ............................................... 48,239 49,465
5.50%, 11/1/34 - 4/1/55 .............................................. 79,650 80,384
5.00%, 5/1/40 - 3/1/55 ............................................... 12,149 12,083
2.00%, 2/1/42 - 5/1/52 ............................................... 5,552 4,579
1.50%, 3/1/42 ..................................................... 34,958 29,187
4.00%, 10/1/42 - 6/1/52 .............................................. 4,309 4,151
3.50%, 7/1/45 - 4/1/52 ............................................... 13,126 12,326
4.50%, 3/1/47 ..................................................... 28 28
2.50%, 1/1/51 - 5/1/52 ............................................... 36,528 31,171
330,310
Federal National Mortgage Association
5.90%, 4/1/28 ..................................................... 8 8
3.50%, 6/1/28 - 8/1/58 ............................................... 16,399 15,270
6.50%, 7/1/29 - 4/1/55 ............................................... 30,291 31,655
6.00%, 9/1/29 - 9/1/55 ............................................... 56,203 57,866
2.50%, 7/1/30 - 4/1/52 ............................................... 153,157 131,957
3.00%, 10/1/30 - 2/1/57 .............................................. 32,317 28,814
7.00%, 12/1/30 - 3/1/55 .............................................. 4,375 4,626
5.50%, 6/1/33 - 4/1/56 ............................................... 46,844 47,391
5.00%, 7/1/34 - 4/1/56 ............................................... 16,338 16,317
4.00%, 11/1/34 - 10/1/52 .............................................. 18,755 17,898
4.50%, 10/1/35 - 2/1/47 .............................................. 5,701 5,642
2.00%, 12/1/41 - 3/1/52 .............................................. 34,650 29,482
386,926
Federal National Mortgage Association, TBA
1.50%, 4/25/41 .................................................... 6,000 5,393
2.00%, 4/25/41 .................................................... 7,000 6,438
2.50%, 4/25/41 .................................................... 4,000 3,778
5.00%, 4/25/41 .................................................... 38,000 38,277
5.50%, 4/25/41 - 4/25/56 ............................................. 84,700 86,010
3.50%, 4/25/49 .................................................... 128,000 117,330
3.00%, 4/25/52 .................................................... 32,600 28,629
2.00%, 4/25/56 .................................................... 12,200 9,824
4.00%, 4/25/56 .................................................... 50,000 47,176
4.50%, 4/25/56 .................................................... 71,000 68,515
5.00%, 4/25/56 .................................................... 81,600 80,468
491,838
Government National Mortgage Association
7.00%, 5/20/26 - 5/15/32 ............................................. 15 6 15 9
7.50%, 3/15/27 - 2/15/31 .............................................
22 23

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Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
5.90%, 1/20/28 - 7/20/28 ............................................. $ 14 $ 14
6.00%, 4/15/28 - 4/20/55 ............................................. 25,062 25,505
6.50%, 4/15/28 - 7/15/35 ............................................. 431 440
7.75%, 2/15/30 .................................................... 1 1
5.00%, 2/20/32 - 12/20/51 ............................................. 4,389 4,437
5.50%, 6/15/33 - 9/20/52 ............................................. 887 904
4.50%, 7/15/33 - 6/20/55 ............................................. 19,144 18,663
4.00%, 5/15/39 - 4/20/48 ............................................. 9,645 9,211
3.50%, 6/20/39 - 8/20/52 ............................................. 11,656 10,930
2.00%, 3/20/52 .................................................... 8,728 7,215
2.50%, 5/20/52 .................................................... 12,059 10,381
3.00%, 6/20/52 .................................................... 9,343 8,347
96,2 30
Government National Mortgage Association, TBA
4.50%, 4/20/46 .................................................... 2,000 1,932
2.00%, 4/20/56 .................................................... 20,000 16,517
2.50%, 4/20/56 .................................................... 22,000 18,923
3.00%, 4/20/56 .................................................... 14,000 12,496
3.50%, 4/20/56 .................................................... 5,000 4,585
4.00%, 4/20/56 .................................................... 2,000 1,873
5.00%, 4/20/56 .................................................... 23,000 22,777
5.50%, 4/20/56 .................................................... 28,000 28,178
6.50%, 4/20/56 .................................................... 24,000 24,942
132,223
Total U.S. Government Agency Mortgages (Cost $1,452,664)
a
a
a
1,437,719
U.S. Treasury Obligations (23.5%)
U.S. Treasury Bills
3.10%, 4/7/26(p) ................................................... 30,000 29,982
3.46%, 4/21/26(p) .................................................. 175,000 174,647
3.48%, 4/23/26(p) .................................................. 110,000 109,756
3.51%, 4/28/26(p) .................................................. 80,000 79,782
U.S. Treasury Bonds
4.38%, 8/15/43 .................................................... 136,313 128,661
4.63%, 11/15/45 .................................................... 66,208 63,860
4.63%, 2/15/46 .................................................... 33,000 31,814
2.25%, 2/15/52 .................................................... 36,375 21,922
2.88%, 5/15/52 .................................................... 57,701 40,017
3.63%, 2/15/53 .................................................... 73,375 58,889
4.63%, 11/15/55 .................................................... 3,440 3,287
U.S. Treasury Inflation Indexed Bonds, 1.88%, 7/15/35 ............................ 50,641 50,398
U.S. Treasury Notes
3.50%, 1/31/28 .................................................... 27,411 27,254
4.25%, 2/28/29 .................................................... 36,260 36,677
3.50%, 9/30/29 .................................................... 44,000 43,471
4.63%, 9/30/30 .................................................... 44,601 45,867
4.00%, 1/31/31 .................................................... 76,000 76,154
4.25%, 2/28/31 .................................................... 11,500 11,649
3.63%, 9/30/31 .................................................... 42,000 41,204
3.88%, 12/31/32 .................................................... 8,815 8,687
4.00%, 11/15/35 .................................................... 6,682 6,518
4.13%, 2/15/36 .................................................... 136,000 133,875
Total U.S. Treasury Obligations (Cost $1,254,777)
a
a
a
1,224,371
Repurchase Agreements (2.3%)
Bank of America Corp., 3.66%, purchased on 3/31/26, with a maturity date of 4/1/26, with a repurchase value of $54,005 (collateralized by U.S. Treasury Bonds, 0.00%, due 2/15/39 -
5/15/45, with an aggregate value of $55,080) ................................... 54,000 54,000

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$1,662,010 (thousands) and amounted to 31.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2026.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2026.
(e) Security is interest only.
(f) Amount represents less than 0.05% of net assets.
(g) Zero-coupon bond.
(h) Security was fair valued using significant unobservable inputs as of March 31, 2026.
(i) Rounds to less than $1 thousand.
(j) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k) Non-income producing security.
(l) Issued as participation notes.
(m) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2026 (amounts
in thousands):
Security Description
Principal Amount
(000)
a
Value
(000)
Bank of America Corp., 3.67%, purchased on 3/31/26, with a maturity date of 4/1/26, with a repurchase value of $67,007 (collateralized by Agency Mortgage-Backed Securities, 3.50%-
7.00%, due 6/1/30 - 1/15/61, with an aggregate value of $68,340) .................... $ 67,000 $ 67,000
Total Repurchase Agreements (Cost $121,000)
a
a
a
121,000
Total Investments (Cost $5,849,292) — 109.9% 5,739,932
Liabilities in excess of other assets —  (9.9)% (515,304)
NET ASSETS - 100.00% $ 5,224,628
At March 31, 2026, the Fund's investments in foreign securities were 16.1% of net assets.
Security Name Acquisition Date Cost
Acorn Re .................................................. 10/25/2024 $ 500
Alamo Re ................................................. 4/12/2023 1,250
Alamo Re ................................................. 4/4/2024 500
Alamo Re ................................................. 4/4/2024 250
Alturas Re, 2021-3 ........................................... 8/16/2021 17
Alturas Re, 2022-2 ........................................... 1/18/2022 —
Aquila Re I ................................................ 5/10/2023 850
Aquila Re I ................................................ 4/26/2024 1,250
Atlas Capital DAC ........................................... 5/17/2023 2,000
Atlas Capital DAC, 2024 ...................................... 5/24/2024 750
Bantry Re ................................................. 7/23/2025 4,256
Bantry Re ................................................. 1/26/2026 5,552
Bayou Re ................................................. 12/4/2025 784
Berwick Re ................................................ 2/4/2026 2,775
Blue Ridge Re .............................................. 11/14/2023 1,000
Blue Ridge Re .............................................. 11/14/2023 1,750
Blue Ridge Re .............................................. 11/26/2025 250
Blue Ridge Re .............................................. 11/26/2025 250
Bonanza Re ................................................ 12/16/2024 250
Bonanza Re ................................................ 12/16/2024 1,250
Bridge Street Re ............................................. 12/22/2025 1,000
Cape Lookout Re ............................................ 2/27/2025 2,250
Cape Lookout Re ............................................ 4/14/2023 1,960
Carnoustie Re .............................................. 1/30/2026 2,000
Cat Re .................................................... 11/14/2023 750
Chartwell Re ............................................... 5/2/2025 500
Chartwell Re ............................................... 5/2/2025 750
Citrus Re .................................................. 3/13/2026 500
Commonwealth Re ........................................... 5/30/2025 2,514
Commonwealth Re ........................................... 5/30/2025 1,000
Easton Re ................................................. 5/16/2024 249
Eden Re II ................................................. 1/17/2023 —
Eden Re II ................................................. 12/27/2024 3,400
Eden Re II ................................................. 1/17/2023 —

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Name Acquisition Date Cost
FloodSmart Re .............................................. 2/29/2024 $ 1,500
Foundation Re IV ............................................ 12/4/2025 1,000
Four Lakes Re .............................................. 12/11/2025 500
Four Lakes Re .............................................. 12/11/2025 1,000
Four Lakes Re .............................................. 12/11/2024 250
Four Lakes Re .............................................. 12/8/2023 750
Four Lakes Re .............................................. 12/11/2024 762
Fuchsia London Bridge 2 PCC, 2024-1 ............................ 12/18/2024 1,000
Galileo Re ................................................. 12/8/2025 500
Galileo Re ................................................. 12/4/2023 1,250
Gamboge Re ............................................... 5/9/2024 1,942
Gateway Re ................................................ 3/11/2024 250
Gateway Re II .............................................. 4/13/2023 250
Gleneagles Re, 2022 .......................................... 1/18/2022 482
Gullane Re ................................................ 1/22/2026 4,820
Herbie Re ................................................. 12/17/2024 500
Herbie Re ................................................. 1/16/2026 500
High Point Re .............................................. 12/1/2023 3,500
Integrity Re ................................................ 5/9/2022 415
Integrity Re ................................................ 10/22/2025 912
Integrity Re III .............................................. 2/21/2025 750
Integrity Re III .............................................. 2/21/2025 750
Kendall Re ................................................ 4/22/2024 1,000
Locke Tavern Re ............................................ 3/23/2023 1,000
Locke Tavern Re ............................................ 3/5/2026 500
Long Point Re IV ............................................ 5/13/2022 3,500
Macclesfield Re ............................................. 2/24/2026 627
Marlon ................................................... 5/24/2024 250
Matterhorn Re .............................................. 2/4/2026 350
Mayflower Re .............................................. 2/18/2026 3,597
Mayflower Re .............................................. 6/21/2024 1,000
Mayflower Re .............................................. 5/22/2025 1,000
Mayflower Re .............................................. 11/24/2025 3,807
Merion Re ................................................. 1/30/2026 662
Merion Re ................................................. 1/16/2025 —
Merna Re Companywide ...................................... 5/14/2025 1,000
Merna Re Enterprise .......................................... 5/14/2025 500
Merna Reinsurance II ......................................... 5/8/2024 1,000
Merna Reinsurance II ......................................... 5/8/2024 2,000
Merna Reinsurance II ......................................... 2/12/2026 8,501
Merna Reinsurance II ......................................... 5/8/2024 1,000
Montoya Re ................................................ 12/12/2025 500
Mystic Re IV ............................................... 12/12/2023 1,499
Old Head Re ............................................... 12/22/2025 405
Palm Re .................................................. 4/1/2025 750
Pangaea Re ................................................ 9/18/2025 3,000
Pangaea Re ................................................ 3/23/2026 2,000
Pi0047 Re ................................................. 2/4/2026 11,350
Pi0051 Cheltenham Re ........................................ 6/13/2025 1,003
Pine Valley Re .............................................. 2/24/2026 885
Portsalon Re ............................................... 7/15/2022 303
Purple Re ................................................. 12/12/2025 1,277
Residential Re .............................................. 11/7/2023 2,500
Residential Re .............................................. 11/7/2023 1,000
Residential Re .............................................. 11/4/2024 1,250
Residential Re .............................................. 11/4/2024 1,250
Residential Re .............................................. 11/22/2022 1,750
Sanders Re II ............................................... 3/13/2025 750
Sanders Re II ............................................... 3/13/2025 750
Sanders Re II ............................................... 12/10/2024 3,000
Sanders Re II ............................................... 12/10/2024 3,000
Sanders Re II ............................................... 3/13/2025 750
Sanders Re II ............................................... 3/13/2025 750
Sanders Re III .............................................. 1/16/2024 1,000

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
(n) Issued as preference shares.
(o) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(p) Rate represents the effective yield at March 31, 2026.
Security Name Acquisition Date Cost
Sanders Re III .............................................. 2/24/2026 $ 400
Sanders Re III .............................................. 12/3/2025 1,524
Sanders Re III .............................................. 11/30/2022 1,000
Sanders Re III .............................................. 2/24/2026 600
Sanders Re IV .............................................. 2/24/2026 600
Sanders Re IV .............................................. 2/24/2026 400
Sector Re V ................................................ 12/31/2025 6,000
Sector Re V ................................................ 12/31/2024 4
Silk Road Re ............................................... 12/23/2024 250
Skyline Re II, 2025-1 ......................................... 12/23/2025 500
Thopas Re ................................................. 1/30/2026 4,650
Thopas Re ................................................. 2/2/2024 —
Thopas Re ................................................. 2/15/2023 —
Thopas Re ................................................. 1/10/2025 —
Thopas Re, 2020 ............................................ 12/30/2019 —
Thopas Re, 2021 ............................................ 12/30/2020 —
Thopas Re, 2022 ............................................ 2/15/2022 —
Ursa Re II ................................................. 11/18/2025 650
Veraison Re ................................................ 1/30/2026 500
Veraison Re ................................................ 1/30/2026 500
Viribus Re ................................................. 2/2/2023 —
Viribus Re, 2018 ............................................ 12/22/2017 17
Viribus Re, 2019 ............................................ 12/27/2018 —
Vitality Re XIV ............................................. 1/25/2023 5,990
Vitality Re XIV ............................................. 1/25/2023 750
Vitality Re XVII ............................................ 1/22/2026 3,500
Walton Heath Re ............................................ 7/13/2022 —
Windrose Re ............................................... 1/29/2026 2,500
Windrose Re ............................................... 1/30/2026 1,000
Total $169,292
ABS
—
Asset-Backed Securities
BNMMDTSC
—
Dreyfus Treasury Securities Cash Management Fund Yield
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FREMF
—
Freddie Mac Multifamily Fixed-Rate Mortgage Loans
FRMMUSTI
—
Western Asset Institutional U.S. Treasury Reserves Fund Yield
FHMMUSTF
—
Federated Hermes US Treasury Cash Reserves Fund Yield
GSMMUSTF
—
Goldman Sachs Money Market US Treasury Fund Index
GSMMUSTI
—
Goldman Sachs Money Market US Treasury Instrument Index
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
HSMMUSTF
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
JMMMUSTF
—
JPMorgan 100% US Treasury Securities Money Market Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
MSMMUSTF
—
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
MTN
—
Medium Term Note
PLC
—
Public Limited Company
PRIME
—
US Prime rate, rate disclosed as of March 31, 2026.
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of March 31, 2026.
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2026.
US0003M
—
3 Month US Dollar London Interbank Offered Rate, rate disclosed as of March 31, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2026.
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (3.20%)
Collateralized Mortgage Obligations —  (3.20%)
Federal National Mortgage Association, TBA
2.50% , 4/25/56 .................................................... (25,200) $ (21,184)
6.00% , 4/25/56 .................................................... (68,350) (69,671)
6.50% , 4/25/56 .................................................... (76,200) (78,829)
Total TBA Sales Commitments (Proceeds  $170,450) $(169,684)
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ....... 1,675 6/30/26 $ 349,883 $ 347,471 $ (2,412)
5-Year U.S. Treasury Note Futures ....... 2,825 6/30/26 306,864 305,608 (1,256)
Ultra Long Term U.S. Treasury Bond Futures 1,980 6/18/26 238,233 230,794 (7,439)
$ (11,107)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 339 6/18/26 $ 38,224 $ 37,645 $ 579
30-Year U.S. Treasury Bond Futures ..... 59 6/18/26 6,639 6,719 (80)
U.S. 10-Year Ultra Futures ............ 41 6/18/26 4,612 4,654 (42)
$ 457
Total unrealized appreciation $ 579
Total unrealized depreciation (11,229)
Total net unrealized appreciation (depreciation) $ (10,650)

Victory Portfolios IV
Victory Pioneer Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 45 ........................... 5.00% 12/20/30 Quarterly $ 101,584 $ (5,525) $ (7,081) $ 1,556
$ (5,525) $ (7,081) $ 1,556
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i)
receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or
(ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.